                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07747

                           Nuveen Multistate Trust I
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

  $      250 Casa Grande Industrial Development Authority, Arizona,        6/06 at 100.00         Aa3 $      251,755
              Pollution Control Revenue Bonds, Frito-Lay Inc./ PepsiCo.,
              Series 1984, 6.650%, 12/01/14

         910 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB        932,595
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
       1,160 Total Consumer Staples                                                                        1,184,350
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.7%

       1,740 Arizona State University, Certificates of Participation,      9/14 at 100.00         AAA      1,889,657
              Series 2004, 5.250%, 9/01/22 - AMBAC Insured

             Arizona State University, System Revenue Bonds, Series 2005:
       1,200  5.000%, 7/01/19 - AMBAC Insured                              7/15 at 100.00         AAA      1,291,260
       1,500  5.000%, 7/01/21 - AMBAC Insured                              7/15 at 100.00         AAA      1,610,445

         500 Arizona Student Loan Acquisition Authority, Student Loan     11/09 at 102.00         Aaa        533,115
              Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%,
              5/01/24 (Alternative Minimum Tax)

         115 Glendale Industrial Development Authority, Arizona, Revenue   5/06 at 102.00         AAA        117,896
              Bonds, Midwestern University, Series 1996A, 6.000%,
              5/15/16 - CONNIE LEE/AMBA Insured

         540 Glendale Industrial Development Authority, Arizona, Revenue   5/08 at 101.00          A-        556,378
              Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28

       1,730 Glendale Industrial Development Authority, Arizona, Revenue   5/11 at 101.00          A-      1,872,846
              Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21

         335 Yavapai County Community College District, Arizona, Revenue   7/06 at 100.00        BBB+        337,134
              Bonds, Series 1993, 6.000%, 7/01/12
--------------------------------------------------------------------------------------------------------------------
       7,660 Total Education and Civic Organizations                                                       8,208,731
--------------------------------------------------------------------------------------------------------------------
             Health Care - 9.8%

         200 Arizona Health Facilities Authority, Hospital Revenue         7/10 at 101.00          A-        222,744
              Bonds, Catholic Healthcare West, Series 1999A, 6.625%,
              7/01/20

       1,400 Arizona Health Facilities Authority, Hospital System         11/09 at 100.00        Baa3      1,472,744
              Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
              6.125%, 11/15/22

         700 Glendale Industrial Development Authority, Arizona, Revenue  12/15 at 100.00         BBB        703,437
              Bonds, John C. Lincoln Health Network, Series 2005B,
              5.000%, 12/01/37

       1,860 Maricopa County Industrial Development Authority, Arizona,    7/08 at 101.00          A-      1,908,992
              Health Facility Revenue Bonds, Catholic Healthcare West,
              Series 1998A, 5.000%, 7/01/16

         900 Maricopa County Industrial Development Authority, Arizona,    7/14 at 100.00          A-        952,605
              Health Facility Revenue Bonds, Catholic Healthcare West,
              Series 2004A, 5.375%, 7/01/23

         235 Maricopa County, Arizona, Hospital Revenue Refunding Bonds,   4/07 at 102.00        Baa1        243,899
              Sun Health Corporation, Series 1997, 6.125%, 4/01/18

       2,500 Scottsdale Industrial Development Authority, Arizona,        12/11 at 101.00          A3      2,687,550
              Hospital Revenue Bonds, Scottsdale Healthcare, Series
              2001, 5.800%, 12/01/31

       1,055 Winslow Industrial Development Authority, Arizona, Hospital   6/08 at 101.00         N/R      1,011,165
              Revenue Bonds, Winslow Memorial Hospital, Series 1998,
              5.500%, 6/01/22
--------------------------------------------------------------------------------------------------------------------
       8,850 Total Health Care                                                                             9,203,136
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.7%

       2,090 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00         Aaa      2,201,899
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31
              (Alternative Minimum Tax)

         560 Phoenix Industrial Development Authority, Arizona, GNMA       4/15 at 100.00         Aaa        565,768
              Collateralized Multifamily Housing Revenue Bonds, Park Lee
              Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
              Minimum Tax)

       2,080 Phoenix Industrial Development Authority, Arizona,              No Opt. Call         N/R        215,155
              Subordinate Lien Multifamily Housing Revenue Bonds,
              Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 (4)

       4,000 Tucson Industrial Development Authority, Arizona, Senior      7/10 at 101.00          AA      4,271,200
              Living Facilities Revenue Bonds, Christian Care Project,
              Series 2000A, 5.625%, 7/01/20 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------
       8,730 Total Housing/Multifamily                                                                     7,254,022
--------------------------------------------------------------------------------------------------------------------

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1

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)          Value
-------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.3%

  $      280 Maricopa County Industrial Development Authority, Arizona,   6/08 at 108.00         Aaa $      299,328
              Single Family Mortgage Revenue Refunding Bonds,
              Mortgage-Backed Securities Program, Series 1998B, 6.200%,
              12/01/30 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Industrials - 1.6%

       1,495 Yavapai County Industrial Development Authority, Arizona,    3/28 at 100.00         BBB      1,505,360
              Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
              Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08)
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.4%

       1,345 Cochise County Industrial Development Authority, Arizona,    6/06 at 101.00         AAA      1,362,122
              GNMA Collateralized Mortgage Revenue Refunding Bonds,
              Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 11.2%

             Cochise County Unified School District 68, Sierra Vista,
             Arizona, General Obligation Refunding Bonds, Series 1992:
         250  7.500%, 7/01/09 - FGIC Insured                                No Opt. Call         AAA        280,758
         300  7.500%, 7/01/10 - FGIC Insured                                No Opt. Call         AAA        346,749

       1,500 Maricopa County School District 6, Arizona, General            No Opt. Call         AAA      1,686,120
              Obligation Refunding Bonds, Washington Elementary School,
              Series 2002A, 5.375%, 7/01/15 - FSA Insured

       1,000 Maricopa County Unified School District 11, Peoria,          7/15 at 100.00         AAA      1,078,470
              Arizona, General Obligation Bonds, Second Series 2005,
              5.000%, 7/01/20 - FGIC Insured

         500 Maricopa County Unified School District 41, Gilbert,         7/08 at 100.00         AAA        530,105
              Arizona, General Obligation Bonds, Series 1995, 6.250%,
              7/01/15 - FSA Insured

         310 Maricopa County Unified School District 80, Chandler,          No Opt. Call         AAA        348,859
              Arizona, School Improvement and Refunding Bonds, Series
              1994, 6.250%, 7/01/11 - FGIC Insured

       2,150 Maricopa County Union High School District 210, Phoenix,     7/14 at 100.00         AAA      2,306,628
              Arizona, General Obligation Bonds, Series 2004A, 5.000%,
              7/01/19 - FSA Insured

         490 Maricopa County Union High School District 210, Phoenix,     7/15 at 100.00         AAA        524,501
              Arizona, General Obligation Bonds, Series 2005B, 5.000%,
              7/01/23 - MBIA Insured

       1,000 Pima County Unified School District 1, Tucson, Arizona,        No Opt. Call         AAA      1,155,830
              School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 -
              FGIC Insured

       2,000 Tucson, Arizona, General Obligation Bonds, Series 2001B,     7/11 at 100.00          AA      2,315,060
              5.750%, 7/01/16
-------------------------------------------------------------------------------------------------------------------
       9,500 Total Tax Obligation/General                                                                10,573,080
-------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 22.3%

       4,000 Arizona School Facilities Board, School Improvement Revenue  7/14 at 100.00         AAA      4,552,920
              Bonds, Series 2004A, 5.750%, 7/01/17 - AMBAC Insured

       1,000 Arizona State Transportation Board, Subordinate Highway      7/14 at 100.00          AA      1,066,260
              Revenue Bonds, Series 2004B, 5.000%, 7/01/22

       1,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,     7/13 at 100.00         Aaa      1,087,340
              Multipurpose Stadium Facility Project, Series 2003A,
              5.375%, 7/01/23 - MBIA Insured

         790 Bullhead City, Arizona, Special Assessment Bonds, East       7/06 at 100.00        Baa2        795,435
              Branch Sewer Improvement District, Series 1993, 6.100%,
              1/01/13

          80 Eloy Municipal Property Corporation, Arizona, Municipal      7/06 at 100.00        BBB+         80,194
              Facilities Revenue Bonds, Series 1992, 7.000%, 7/01/11

         528 Estrella Mountain Ranch Community Facilities District,       7/10 at 102.00         N/R        580,584
              Goodyear, Arizona, Special Assessment Lien Bonds, Series
              2001A, 7.875%, 7/01/25

         385 Flagstaff, Arizona, Junior Lien Street and Highway User        No Opt. Call         AAA        421,590
              Revenue Bonds, Series 1992, 5.900%, 7/01/10 - FGIC Insured

         875 Greater Arizona Development Authority, Infrastructure        8/16 at 100.00         AAA        934,719
              Revenue Bonds, Series 2006A, 5.000%, 8/01/25 (WI/DD,
              Settling 3/02/06) - MBIA Insured

       1,115 Maricopa County Stadium District, Arizona, Revenue           6/12 at 100.00         Aaa      1,210,310
              Refunding Bonds, Series 2002, 5.375%, 6/01/17 - AMBAC
              Insured

----
2

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Peoria Improvement District, Arizona, Special Assessment
             District 8801 Bonds, North Valley Power Center, Series 1992:
  $      425  7.300%, 1/01/12                                              7/06 at 101.00          A-     $      434,065
         460  7.300%, 1/01/13                                              7/06 at 101.00          A-            469,812

       1,400 Phoenix Civic Improvement Corporation, Arizona, Subordinate   7/15 at 100.00         AAA          1,499,708
              Excise Tax Revenue Bonds, Civic Plaza Expansion Project,
              Series 2005A, 5.000%, 7/01/22 - FGIC Insured

          35 Phoenix, Arizona, Junior Lien Street and Highway User Tax     7/06 at 100.00          A+             35,075
              Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11

       2,000 Puerto Rico Infrastructure Financing Authority, Special Tax   7/15 at 100.00        BBB+          2,057,020
              Revenue Bonds, Series 2005B, 5.000%, 7/01/41

       2,770 Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004,        7/14 at 100.00         AAA          3,042,236
              5.250%, 7/01/18 - AMBAC Insured

       2,550 Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series    7/13 at 100.00         AA+          2,724,930
              2003, 5.000%, 7/01/20
------------------------------------------------------------------------------------------------------------------------
      19,413 Total Tax Obligation/Limited                                                                     20,992,198
------------------------------------------------------------------------------------------------------------------------
             Transportation - 0.5%

         500 Phoenix, Arizona, Airport Revenue Bonds, Series 1994D,        7/06 at 100.00         AAA            504,250
              6.400%, 7/01/12 - MBIA Insured
             (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.2% (3)

       1,550 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00         BBB (3)      1,790,901
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)

         235 Arizona Health Facilities Authority, Hospital System          3/06 at 100.00         AAA            245,815
              Revenue Refunding Bonds, Phoenix Baptist Hospital and
              Medical Center Inc. and Medical Environments Inc., Series
              1992, 6.250%, 9/01/11 - MBIA Insured (ETM)

         200 Arizona Municipal Finance Program, Certificates of              No Opt. Call         AAA            225,102
              Participation, City of Goodyear Loan, Series 20, 7.700%,
              8/01/10 - BIGI Insured (ETM)

         755 Arizona State Transportation Board, Highway Revenue Bonds,    7/11 at 100.00         AAA            816,344
              Series 2001, 5.250%, 7/01/20 (Pre-refunded 7/01/11)

         160 Glendale Industrial Development Authority, Arizona, Revenue   5/08 at 101.00         AAA            168,091
              Bonds, Midwestern University, Series 1998A, 5.375%,
              5/15/28 (Pre-refunded 5/15/08)

         140 Maricopa County Industrial Development Authority, Arizona,    7/07 at 100.00          A- (3)        142,898
              Health Facility Revenue Bonds, Catholic Healthcare West,
              Series 1998A, 5.000%, 7/01/16 (Pre-refunded 7/01/07)

       1,525 Maricopa County Industrial Development Authority, Arizona,      No Opt. Call         AAA          1,887,249
              Hospital Revenue Refunding Bonds, Samaritan Health
              Services, Series 1990A, 7.000%, 12/01/16 - MBIA Insured
              (ETM)

         165 Maricopa County, Arizona, Hospital Revenue Bonds, St.           No Opt. Call         AAA            182,795
              Luke's Hospital Medical Center, Series 1980, 8.750%,
              2/01/10 (ETM)

       1,500 Mesa Industrial Development Authority, Arizona, Revenue       1/10 at 101.00         AAA          1,626,900
              Bonds, Discovery Health System, Series 1999A, 5.750%,
              1/01/25 (Pre-refunded 1/01/10) - MBIA Insured

             Phoenix Civic Improvement Corporation, Arizona, Junior Lien
             Wastewater System Revenue Bonds, Series 2000:
       1,290  6.125%, 7/01/14 (Pre-refunded 7/01/10) - FGIC Insured        7/10 at 101.00         AAA          1,435,215
       1,000  6.250%, 7/01/17 (Pre-refunded 7/01/10) - FGIC Insured        7/10 at 101.00         AAA          1,117,350
------------------------------------------------------------------------------------------------------------------------
       8,520 Total U.S. Guaranteed                                                                             9,638,660
------------------------------------------------------------------------------------------------------------------------
             Utilities - 12.4%

       1,000 Arizona Power Authority, Special Obligation Power Resource      No Opt. Call          AA          1,106,710
              Revenue Refunding Crossover Bonds, Hoover Project, Series
              2001, 5.250%, 10/01/15

           5 Central Arizona Water Conservation District, Contract         5/06 at 100.00         AA-              5,013
              Revenue Bonds, Series 1991B, 6.500%, 11/01/11

       1,000 Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00          B-          1,021,580
              Nevada Power Company Project, Series 1996, 6.375%,
              10/01/36 (Alternative Minimum Tax)

       1,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2002,     7/11 at 100.00         AAA          1,058,210
              5.000%, 7/01/20 - FGIC Insured

----
3

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

  $      100 Pima County Industrial Development Authority, Arizona,        7/06 at 101.00         AAA $      101,158
              Lease Obligation Revenue Refunding Bonds, Tucson Electric
              Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

       1,250 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/12 at 101.00         AAA      1,336,000
              Series 2002II, 5.125%, 7/01/26 - FSA Insured

             Puerto Rico Electric Power Authority, Power Revenue Bonds,
             Series 2005RR:
       4,500  5.000%, 7/01/26 - XLCA Insured                               7/15 at 100.00         AAA      4,791,689
       1,000  5.000%, 7/01/30 - XLCA Insured                               7/15 at 100.00         AAA      1,060,840

         590 Salt River Project Agricultural Improvement and Power         1/13 at 100.00          AA        625,701
              District, Arizona, Electric System Revenue Bonds, Series
              2002B, 5.000%, 1/01/22

         500 Salt River Project Agricultural Improvement and Power           No Opt. Call          AA        540,180
              District, Arizona, Electric System Revenue Refunding
              Bonds, Series 1993A, 5.750%, 1/01/10
--------------------------------------------------------------------------------------------------------------------
      10,945 Total Utilities                                                                              11,647,081
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 11.3%

       1,035 Arizona Water Infrastructure Finance Authority, Water        10/14 at 100.00         AAA      1,106,870
              Quality Revenue Bonds, Series 2004A, 5.000%, 10/01/22

       1,005 Cottonwood, Arizona, Senior Lien Water System Revenue         7/14 at 100.00         AAA      1,059,943
              Bonds, Municipal Property Corporation, Series 2004,
              5.000%, 7/01/24 - XLCA Insured

         100 Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series    7/06 at 100.00        BBB-        100,998
              1992, 7.000%, 7/01/07

       1,000 Cottonwood, Arizona, Water Revenue Bonds, Series 2006,        7/16 at 100.00         AAA      1,056,600
              5.000%, 7/01/30 - XLCA Insured

         660 Oro Valley Municipal Property Corporation, Arizona, Senior    7/13 at 100.00         AAA        701,593
              Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
              MBIA Insured

         875 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00         AAA        929,163
              Wastewater System Revenue Bonds, Series 2004, 5.000%,
              7/01/24 - MBIA Insured

       2,600 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/12 at 100.00         AAA      2,727,140
              Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
              FGIC Insured

       1,415 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00          AA      1,447,050
              Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22

       1,405 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/15 at 100.00         AAA      1,490,480
              Water System Revenue Bonds, Series 2005, 5.000%, 7/01/29 -
              MBIA Insured
--------------------------------------------------------------------------------------------------------------------
      10,095 Total Water and Sewer                                                                        10,619,837
--------------------------------------------------------------------------------------------------------------------
  $   88,493 Total Investments (cost $89,827,622) - 98.7%                                                 92,992,155
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.3%                                                          1,191,064
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   94,183,219
             ------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Non-income producing, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
            N/R Investment is not rated.
        (WI/DD) Investment purchased on a when-issued or delayed delivery basis.
          (ETM) Investment is escrowed to maturity.

----
4

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $89,808,505.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $ 4,185,338
       Depreciation                                             (1,001,688)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $ 3,183,650
     ----------------------------------------------------------------------


----
5

Portfolio of Investments (Unaudited)
NUVEEN COLORADO MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 19.4%

  $    1,245 Adams State College, Alamosa, Colorado, Auxiliary             5/14 at 100.00         AAA $    1,346,169
              Facilities Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -
              MBIA Insured

         430 Boulder County, Colorado, Development Revenue Bonds,          9/13 at 100.00         AAA        452,945
              University Corporation for Atmospheric Research, Series
              2003, 5.000%, 9/01/23 - AMBAC Insured

         600 Colorado Educational and Cultural Facilities Authority,      12/10 at 101.00         BBB        657,774
              Charter School Revenue Bonds, Academy Charter School -
              Douglas County School District Re. 1, Series 2000, 6.875%,
              12/15/20

       1,440 Colorado Educational and Cultural Facilities Authority,       5/14 at 100.00         AAA      1,565,640
              Charter School Revenue Bonds, Academy of Charter Schools -
              Adams County School District 12, Series 2004, 5.250%,
              5/01/17 - XLCA Insured

       1,130 Colorado Educational and Cultural Facilities Authority,       2/14 at 100.00         AAA      1,233,847
              Charter School Revenue Bonds, Aurora Academy, Series 2004,
              5.375%, 2/15/19 - XLCA Insured

       1,000 Colorado Educational and Cultural Facilities Authority,       8/15 at 100.00         AAA      1,107,640
              Charter School Revenue Bonds, Ridgeview Classical Schools,
              Series 2005A, 5.500%, 8/15/25 - XLCA Insured

       1,355 Colorado Educational and Cultural Facilities Authority,       6/14 at 100.00         AAA      1,455,771
              Charter School Revenue Bonds, University of Northern
              Colorado Lab School, Series 2004, 5.250%, 6/01/24 - XLCA
              Insured

         500 Colorado Educational and Cultural Facilities Authority,      12/10 at 100.00          AA        547,220
              School Revenue Bonds, Ave Maria School, Series 2000,
              6.125%, 12/01/25 - RAAI Insured
--------------------------------------------------------------------------------------------------------------------
       7,700 Total Education and Civic Organizations                                                       8,367,006
--------------------------------------------------------------------------------------------------------------------
             Health Care - 14.0%

       1,000 Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds,   8/15 at 100.00         AAA      1,054,380
              Platte Valley Medical Center, Series 2005, 5.000%, 8/01/24
              (WI/DD, Settling 3/09/06) - MBIA Insured

         500 Aspen Valley Hospital District, Pitkin County, Colorado,      4/10 at 100.00         N/R        536,160
              Revenue Bonds, Series 2000, 6.800%, 10/15/24

       1,000 Colorado Health Facilities Authority, Revenue Bonds,          9/14 at 100.00          A3      1,020,380
              Parkview Medical Center, Series 2004, 5.000%, 9/01/25

         500 Colorado Health Facilities Authority, Revenue Bonds,          9/09 at 101.00         N/R        516,915
              Steamboat Springs Healthcare Association, Series 1999,
              5.700%, 9/15/23

         500 Colorado Health Facilities Authority, Revenue Bonds, Vail     1/12 at 100.00         BBB        528,180
              Valley Medical Center, Series 2001, 5.800%, 1/15/27

         885 Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00          A-        966,765
              Memorial Hospital of Colorado Springs, Series 2000,
              6.375%, 12/15/30

         750 Denver Health and Hospitals Authority, Colorado, Revenue     12/14 at 100.00         BBB        832,898
              Bonds, Series 2004A, 6.250%, 12/01/33

         500 Montrose, Colorado, Enterprise Revenue Bonds, Montrose       12/13 at 102.00        BBB-        563,470
              Memorial Hospital, Series 2003, 6.375%, 12/01/23
--------------------------------------------------------------------------------------------------------------------
       5,635 Total Health Care                                                                             6,019,148
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 3.1%

       1,300 Englewood, Colorado, Multifamily Housing Revenue Refunding   12/06 at 102.00          A-      1,337,492
              Bonds, Marks Apartments Project, Series 1996, 6.650%,
              12/01/26
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.1%

         160 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00         Aa2        162,749
              Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

         210 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00         Aa2        219,717
              Senior Bonds, Series 2000A-2, 7.450%, 10/01/16
              (Alternative Minimum Tax)

         110 Colorado Housing Finance Authority, Single Family Program     4/10 at 105.00          AA        112,098
              Senior Bonds, Series 2000C-3, 7.150%, 10/01/30
--------------------------------------------------------------------------------------------------------------------
         480 Total Housing/Single Family                                                                     494,564
--------------------------------------------------------------------------------------------------------------------

----
6

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.7%

  $      500 Colorado Health Facilities Authority, First Mortgage          1/07 at 101.00         AAA     $      513,165
              Revenue Refunding Bonds, Christian Living Campus - Johnson
              Center Nursing Facility, Series 1997A, 7.050%, 1/01/19

       1,000 Colorado Health Facilities Authority, Revenue Bonds,         12/12 at 100.00          AA          1,061,830
              Covenant Retirement Communities Inc., Series 2002A,
              5.500%, 12/01/33 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------
       1,500 Total Long-Term Care                                                                              1,574,995
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 19.9%

       2,000 Arapahoe County School District 6, Littleton, Colorado,      12/12 at 100.00         AAA          2,162,880
              General Obligation Bonds, Series 2002, 5.250%, 12/01/21 -
              FGIC Insured

       2,150 Douglas County School District RE1, Douglas and Elbert       12/14 at 100.00         Aaa          2,447,431
              Counties, Colorado, General Obligation Bonds, Series 2004,
              5.750%, 12/15/23 - FGIC Insured

       1,085 El Paso County School District 20, Academy, Colorado,        12/13 at 100.00         Aaa          1,199,305
              General Obligation Bonds, Series 2003, 5.500%, 12/15/23 -
              FGIC Insured

         500 El Paso County School District 38, Lewis Palmer, Colorado,      No Opt. Call         Aa3            606,695
              General Obligation Refunding Bonds, Series 2001, 6.000%,
              12/01/21

       1,000 El Paso County School District 49, Falcon, Colorado,         12/11 at 100.00         AAA          1,090,090
              General Obligation Bonds, Series 2001, 5.500%, 12/01/17 -
              FGIC Insured

       1,000 Fremont County School District Re-1, Cannon City, Colorado,  12/13 at 100.00         Aaa          1,058,210
              General Obligation Bonds, Series 2003, 5.000%, 12/01/24 -
              MBIA Insured
------------------------------------------------------------------------------------------------------------------------
       7,735 Total Tax Obligation/General                                                                      8,564,611
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 9.6%

       1,000 Adonea Metropolitan District 2, Colorado, General               No Opt. Call           A            996,170
              Obligation Limited Tax Bonds, Series 2005B,
              4.375%, 12/01/15

         500 Bowles Metropolitan District, Colorado, General Obligation   12/13 at 100.00         AAA            551,040
              Bonds, Series 2003, 5.500%, 12/01/28 - FSA Insured

       1,000 Larimer County, Colorado, Sales and Use Tax Revenue Bonds,   12/12 at 100.00         AAA          1,100,620
              Fairgrounds and Events Center, Series 2002, 5.500%,
              12/15/18 - MBIA Insured

       1,460 Tower Metropolitan District, Adams County, Colorado,         12/15 at 100.00          AA          1,507,713
              General Obligation Bonds, Series 2005, 5.000%, 12/01/35 -
              RAAI Insured
------------------------------------------------------------------------------------------------------------------------
       3,960 Total Tax Obligation/Limited                                                                      4,155,543
------------------------------------------------------------------------------------------------------------------------
             Transportation - 3.7%

         470 Eagle County Air Terminal Corporation, Colorado, Airport      5/11 at 101.00         N/R            495,441
              Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21
              (Alternative Minimum Tax)

       1,000 Northwest Parkway Public Highway Authority, Colorado,         6/11 at 102.00         AAA          1,104,930
              Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 -
              AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
       1,470 Total Transportation                                                                              1,600,371
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 19.5% (3)

       4,000 Arapahoe County, Colorado, Single Family Mortgage Revenue       No Opt. Call         AAA          3,376,080
              Bonds, Series 1984A, 0.000%, 9/01/10 (ETM)

         600 Colorado Educational and Cultural Facilities Authority,       9/11 at 100.00         Ba1 (3)        695,718
              Charter School Revenue Bonds, Bromley East Charter School,
              Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)

         500 Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00          A+ (3)        575,810
              PorterCare Adventist Health System, Series 2001, 6.500%,
              11/15/23 (Pre-refunded 11/15/11)

         865 Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00          A- (3)        973,333
              Memorial Hospital of Colorado Springs, Series 2000,
              6.375%, 12/15/30 (Pre-refunded 12/15/10)

         900 Colorado Springs, Colorado, Utility System Revenue Bonds,       No Opt. Call         AAA          1,091,754
              Series 1978B, 6.600%, 11/15/18 (ETM)

       2,500 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 79.90         AAA          1,689,600
              Bonds, Series 2000B, 0.000%, 9/01/14 (Pre- refunded
              9/01/10) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
       9,365 Total U.S. Guaranteed                                                                             8,402,295
------------------------------------------------------------------------------------------------------------------------

----
7

Portfolio of Investments (Unaudited)
NUVEEN COLORADO MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Utilities - 5.0%

  $    1,000 Arkansas River Power Authority, Colorado, Power Revenue      10/16 at 100.00         AAA $    1,082,319
              Bonds, Series 2006, 5.250%, 10/01/32 - XLCA Insured

       1,000 Platte River Power Authority, Colorado, Power Revenue         6/12 at 100.00          AA      1,085,479
              Refunding Bonds, Series 2002EE, 5.375%, 6/01/17
--------------------------------------------------------------------------------------------------------------------
       2,000 Total Utilities                                                                               2,167,798
--------------------------------------------------------------------------------------------------------------------
  $   41,145 Total Investments (cost $39,995,691) - 99.0%                                                 42,683,823
--------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.0%                                                            434,005
             ------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $   43,117,828
             ------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Investment is not rated.
        (WI/DD) Investment purchased on a when-issued or delayed delivery basis.
          (ETM) Investment is escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $39,992,053.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $2,707,790
       Depreciation                                               (16,020)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $2,691,770
     ---------------------------------------------------------------------


----
8

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.1%

 $     1,785 FSU Financial Assistance Inc., Florida, Subordinate Lien     10/13 at 100.00         AAA $     1,911,075
              General Revenue Bonds, Educational and Athletic Facilities
              Improvements, Series 2003A, 5.000%, 10/01/19 - AMBAC
              Insured

             Miami-Dade County Educational Facilities Authority,
             Florida, Revenue Bonds, University of Miami, Series 2004A:
       3,550  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00         AAA       3,791,932
       1,000  5.000%, 4/01/25 - AMBAC Insured                              4/14 at 100.00         AAA       1,058,940

       2,515 University of Central Florida, Certificates of               10/14 at 100.00         AAA       2,685,919
              Participation, Athletic Association, Series 2004A,
              5.125%, 10/01/23 - FGIC Insured

       4,750 Volusia County Educational Facilities Authority, Florida,    10/15 at 100.00          AA       4,979,140
              Revenue Bonds, Embry-Riddle Aeronautical University,
              Series 2005, 5.000%, 10/15/25 - RAAI Insured

       1,000 Volusia County Educational Facilities Authority, Florida,     6/15 at 100.00         Aaa       1,084,170
              Revenue Bonds, Stetson University Inc., Series 2005,
              5.000%, 6/01/16 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      14,600 Total Education and Civic Organizations                                                       15,511,176
---------------------------------------------------------------------------------------------------------------------
             Health Care - 19.9%

       1,000 Brevard County Health Facilities Authority, Florida,          4/16 at 100.00           A       1,020,140
              Revenue Bonds, Health First Inc. Project, Series 2005,
              5.000%, 4/01/34

       1,000 Highlands County Health Facilities Authority, Florida,       11/15 at 100.00          A+       1,024,290
              Hospital Revenue Bonds, Adventist Health System, Series
              2005C, 5.000%, 11/15/31

       3,550 Highlands County Health Facilities Authority, Florida,       11/11 at 101.00          A+       3,832,686
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 2001A, 6.000%, 11/15/31

             Hillsborough County Industrial Development Authority,
             Florida, Hospital Revenue Bonds, Tampa General Hospital,
             Series 2003B:
       1,000  5.250%, 10/01/28                                            10/13 at 100.00          A3       1,046,760
       2,580  5.250%, 10/01/34                                            10/13 at 100.00          A3       2,691,533

       8,500 Jacksonville Economic Development Commission, Florida,       11/11 at 101.00          AA       9,037,965
              Healthcare Facilities Revenue Bonds, Mayo Clinic, Series
              2001A, 5.500%, 11/15/36

       1,750 Lakeland, Florida, Hospital System Revenue Refunding Bonds,  11/06 at 102.00         AAA       1,802,675
              Lakeland Regional Medical Center, Series 1996A, 5.250%,
              11/15/25 - MBIA Insured

       1,635 Leesburg, Florida, Hospital Revenue Refunding Bonds,          7/13 at 100.00        BBB+       1,686,568
              Leesburg Regional Medical Center Project, Series 2003,
              5.000%, 7/01/17

       2,500 Miami-Dade County, Florida, Public Facilities Revenue         6/15 at 100.00         AAA       2,648,000
              Bonds, Jackson Health System, Series 2005B, 5.000%,
              6/01/22 - MBIA Insured

         455 North Broward Hospital District, Florida, Revenue and         1/11 at 101.00          A-         486,077
              Improvement Bonds, Series 2001, 6.000%, 1/15/31

       5,645 Orange County Health Facilities Authority, Florida,           3/06 at 102.00         AAA       5,765,069
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 1995, 5.250%, 11/15/20 - AMBAC
              Insured

       3,250 Orange County Health Facilities Authority, Florida,          11/12 at 100.00          A+       3,626,968
              Hospital Revenue Bonds, Adventist Health System/ Sunbelt
              Obligated Group, Series 2002, 6.250%, 11/15/24

             Orange County Health Facilities Authority, Florida, Revenue
             Bonds, Nemours Foundation, Series 2005:
       1,305  5.000%, 1/01/21                                              1/15 at 100.00         AAA       1,398,803
       1,210  5.000%, 1/01/22                                              1/15 at 100.00         AAA       1,293,260

       5,000 Palm Beach County Health Facilities Authority, Florida,      12/11 at 101.00           A       5,266,250
              Hospital Revenue Refunding Bonds, BRCH Corporation
              Obligated Group, Series 2001, 5.625%, 12/01/31

             Pinellas County Health Facilities Authority, Florida,
             Revenue Bonds, Baycare Health System, Series 2003:
       7,000  5.750%, 11/15/27                                             5/13 at 100.00          A1       7,571,480
       3,000  5.500%, 11/15/33                                             5/13 at 100.00          A1       3,172,440

       5,000 South Broward Hospital District, Florida, Hospital Revenue    5/12 at 101.00         AA-       5,367,350
              Bonds, Series 2002, 5.625%, 5/01/32

       2,040 Tallahassee, Florida, Health Facilities Revenue Bonds,       12/10 at 100.00        Baa2       2,194,346
              Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%,
              12/01/30
---------------------------------------------------------------------------------------------------------------------
      57,420 Total Health Care                                                                             60,932,660
---------------------------------------------------------------------------------------------------------------------

----
9

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.0%

 $       250 Broward County Housing Finance Authority, Florida,            8/06 at 102.00         AAA $       256,812
              Multifamily Housing Revenue Refunding Bonds, Boardwalk
              Apartments, Series 1996, 6.200%, 8/01/16

       3,500 Florida Housing Finance Agency, FNMA Collateralized Housing  10/06 at 102.00         AAA       3,595,375
              Revenue Bonds, Villas of Capri, Series 1996H, 6.100%,
              4/01/17 (Alternative Minimum Tax)

          50 Florida Housing Finance Agency, General Mortgage Revenue      6/06 at 100.00          AA          50,273
              Refunding Bonds, Series 1992A, 6.400%, 6/01/24

       1,365 Florida Housing Finance Agency, GNMA Collateralized           6/06 at 100.00         AAA       1,374,732
              Multifamily Housing Revenue Bonds, Driftwood Terrace
              Apartments, Series 1989I, 7.650%, 12/20/31 (Alternative
              Minimum Tax)

       1,115 Florida Housing Finance Agency, Housing Revenue Bonds,        8/06 at 101.00         AAA       1,127,789
              Brittany of Rosemont Apartments Phase II, Series 1995C-1,
              6.875%, 8/01/26 - AMBAC Insured (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00         AAA       1,025,720
              Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 -
              AMBAC Insured (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Housing Revenue Bonds,        9/06 at 102.00         AAA       1,025,820
              Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 -
              AMBAC Insured (Alternative Minimum Tax)

             Florida Housing Finance Agency, Housing Revenue Refunding
             Bonds, Vineyards Project, Series 1995H:
       1,260  6.400%, 11/01/15                                             5/06 at 102.00         BBB       1,288,224
       1,660  6.500%, 11/01/25                                             5/06 at 102.00         BBB       1,697,184

         740 Palm Beach County Housing Finance Authority, Florida,         6/08 at 102.00         N/R         752,513
              Multifamily Housing Revenue Bonds, Affordable Housing
              Guarantee Program, Windsor Park Apartments, Series 1998A,
              5.900%, 6/01/38 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
      11,940 Total Housing/Multifamily                                                                     12,194,442
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.5%

         270 Clay County Housing Finance Authority, Florida,               3/06 at 101.00         Aaa         276,202
              Multi-County Single Family Mortgage Revenue Bonds, Series
              1995, 6.550%, 3/01/28 (Alternative Minimum Tax)

         150 Leon County Housing Finance Authority, Florida, Single          No Opt. Call          AA         151,932
              Family Mortgage Revenue Bonds, Multi-County Program,
              Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)

       1,660 Orange County Housing Finance Authority, Florida, Homeowner    9/08 at 27.73         Aaa         395,794
              Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31

         645 Orange County Housing Finance Authority, Florida, Homeowner   3/11 at 101.00         Aaa         654,262
              Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       2,725 Total Housing/Single Family                                                                    1,478,190
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.2%

      10,000 Atlantic Beach, Florida, Healthcare Facilities Revenue       10/09 at 101.00           A      10,595,900
              Refunding Bonds, Fleet Landing Project, Series 1999,
              6.000%, 10/01/29 - ACA Insured

       4,500 Palm Beach County Health Facilities Authority, Florida,      11/06 at 102.00        BBB+       4,628,295
              Retirement Community Revenue Bonds, Adult Communities
              Total Services Inc. Obligated Group, Series 1996, 5.625%,
              11/15/20

         934 Sarasota County Health Facility Authority, Florida, Health    5/06 at 102.00         N/R         950,522
              Facilities Revenue Bonds, Sunnyside Properties, Series
              1995, 6.000%, 5/15/10

             St. John's County Industrial Development Authority,
             Florida, First Mortgage Revenue Bonds, Presbyterian
             Retirement Communities, Series 2004A:
       1,130  5.850%, 8/01/24                                              8/14 at 101.00         N/R       1,225,914
       1,565  5.625%, 8/01/34                                              8/14 at 101.00         N/R       1,629,619
---------------------------------------------------------------------------------------------------------------------
      18,129 Total Long-Term Care                                                                          19,030,250
---------------------------------------------------------------------------------------------------------------------
             Materials - 3.6%

       4,350 Escambia County, Florida, Pollution Control Revenue Bonds,    9/06 at 102.00        Baa3       4,497,422
              Champion International Corporation, Series 1996, 6.400%,
              9/01/30 (Alternative Minimum Tax)

       4,600 Hillsborough County Industrial Development Authority,         4/10 at 101.00         N/R       5,113,544
              Florida, Exempt Facilities Remarketed Revenue Bonds,
              National Gypsum Company, Apollo Beach Project, Series
              2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)

----
10

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Materials (continued)

 $     1,500 Nassau County, Florida, Pollution Control Revenue Refunding   7/06 at 100.00        BBB- $     1,500,330
              Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15
---------------------------------------------------------------------------------------------------------------------
      10,450 Total Materials                                                                               11,111,296
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 5.9%

       3,745 Broward County, Florida, General Obligation Bonds, Series     1/14 at 100.00         AA+       3,993,443
              2004, 5.000%, 1/01/21

       5,465 Florida Department of Transportation, Full Faith and Credit   7/12 at 101.00         AAA       5,958,052
              Right-of-Way Acquisition and Bridge Construction Bonds,
              Series 2002, 5.250%, 7/01/20

       2,165 Florida State Board of Education, Full Faith and Credit         No Opt. Call         AAA       2,746,736
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14

       5,180 Florida State Board of Education, Full Faith and Credit       6/12 at 101.00         AAA       5,504,216
              Public Education Capital Outlay Bonds, Series 2002B,
              5.000%, 6/01/21 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      16,555 Total Tax Obligation/General                                                                  18,202,447
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.8%

             Broward County School Board, Florida, Certificates of
             Participation, Series 2004C:
       3,410  5.250%, 7/01/17 - FSA Insured                                7/14 at 100.00         AAA       3,724,777
       3,330  5.250%, 7/01/19 - FSA Insured                                7/14 at 100.00         AAA       3,628,768

       1,500 Collier County, Florida, Capital Improvement Revenue Bonds,  10/14 at 100.00         AAA       1,598,550
              Series 2005, 5.000%, 10/01/23 - MBIA Insured

       2,500 Escambia County School Board, Florida, Certificates of        2/15 at 100.00         AAA       2,661,875
              Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured

       2,500 Flagler County School Board, Florida, Certificates of         8/15 at 100.00         AAA       2,623,475
              Participation, Master Lease Revenue Program, Series 2005A,
              5.000%, 8/01/30 - FSA Insured

       5,000 Hernando County, Florida, Revenue Bonds, Criminal Justice       No Opt. Call         AAA       6,561,300
              Complex Financing Program, Series 1986, 7.650%, 7/01/16 -
              FGIC Insured

       1,000 Hillsborough County School Board, Florida, Certificates of    7/14 at 100.00         AAA       1,071,750
              Participation, Series 2004B, 5.000%, 7/01/17 - MBIA Insured

       4,120 Jacksonville, Florida, Better Jacksonville Sales Tax         10/13 at 100.00         AAA       4,495,002
              Revenue Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

       3,000 Jacksonville, Florida, Excise Taxes Revenue Refunding        10/13 at 100.00         AAA       3,217,950
              Bonds, Series 2003C, 5.250%, 10/01/17 - MBIA Insured
              (Alternative Minimum Tax)

             Lake County School District, Florida, Sales Tax Revenue
             Bonds, Series 2004:
         975  5.000%, 10/01/15 - AMBAC Insured                            10/14 at 100.00         AAA       1,057,446
       1,710  5.000%, 10/01/16 - AMBAC Insured                            10/14 at 100.00         AAA       1,849,006
       1,860  5.000%, 10/01/17 - AMBAC Insured                            10/14 at 100.00         AAA       2,006,252

       1,000 Lee County, Florida, Local Option Gas Tax Revenue Bonds,     10/14 at 100.00         Aaa       1,070,190
              Series 2004, 5.000%, 10/01/20 - FGIC Insured

       2,015 Manatee County, Florida, Revenue Bonds, Series 2004,         10/14 at 100.00         AAA       2,159,455
              5.000%, 10/01/21 - FGIC Insured

       3,760 Miami-Dade County Industrial Development Authority,          10/10 at 102.00         AAA       4,048,166
              Florida, Revenue Bonds, BAC Funding Corporation, Series
              2000A, 5.375%, 10/01/30 - AMBAC Insured

             Miami-Dade County, Florida, Beacon Tradeport Community
             Development District, Special Assessment Bonds, Commercial
             Project, Series 2002A:
       1,975  5.500%, 5/01/22 - RAAI Insured                               5/12 at 102.00          AA       2,137,069
         850  5.625%, 5/01/32 - RAAI Insured                               5/12 at 102.00          AA         920,627

       5,550 Okaloosa County, Florida, Fourth Cent Tourist Development    10/10 at 101.00         AAA       6,053,163
              Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 - AMBAC
              Insured

       4,000 Orange County, Florida, Sales Tax Revenue Bonds, Series       1/13 at 100.00         AAA       4,284,120
              2002A, 5.125%, 1/01/23 - FGIC Insured

       2,050 St. John's County, Florida, Sales Tax Revenue Bonds, Series  10/14 at 100.00         AAA       2,170,971
              2004A, 5.000%, 10/01/25 - AMBAC Insured

----
11

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Volusia County, Florida, Tax Revenue Bonds, Tourist
             Development, Series 2004:
 $     2,925  5.000%, 12/01/25 - FSA Insured                              12/14 at 100.00         Aaa     $     3,109,129
       3,065  5.000%, 12/01/26 - FSA Insured                              12/14 at 100.00         Aaa           3,253,314
-------------------------------------------------------------------------------------------------------------------------
      58,095 Total Tax Obligation/Limited                                                                      63,702,355
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 13.9%

       6,000 Broward County, Florida, Airport System Revenue Bonds,       10/11 at 101.00         AAA           6,287,100
              Series 2001J-1, 5.250%, 10/01/26 - AMBAC Insured
              (Alternative Minimum Tax)

       3,220 Broward County, Florida, Airport System Revenue Bonds,       10/14 at 100.00         AAA           3,417,193
              Series 2004L, 5.000%, 10/01/22 - AMBAC Insured

       4,000 Greater Orlando Aviation Authority, Florida, Airport         10/12 at 100.00         AAA           4,176,760
              Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 -
              FSA Insured (Alternative Minimum Tax)

       3,370 Hillsborough County Aviation Authority, Florida, Revenue     10/13 at 100.00         AAA           3,609,843
              Bonds, Tampa International Airport, Series 2003B, 5.250%,
              10/01/18 - MBIA Insured (Alternative Minimum Tax)

      10,065 Lee County, Florida, Airport Revenue Bonds, Series 2000A,    10/10 at 101.00         AAA          10,838,999
              5.750%, 10/01/22 - FSA Insured (Alternative Minimum Tax)

             Miami-Dade County Expressway Authority, Florida, Toll
             System Revenue Bonds, Series 2004B:
       2,000  5.000%, 7/01/19 - FGIC Insured                               7/14 at 100.00         AAA           2,142,760
       7,165  5.000%, 7/01/21 - FGIC Insured                               7/14 at 100.00         AAA           7,655,444

       4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami    10/12 at 100.00         AAA           4,374,040
              International Airport, Series 2002, 5.750%, 10/01/20 -
              FGIC Insured (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
      39,820 Total Transportation                                                                              42,502,139
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 5.8% (3)

         705 Callaway-Bay County, Florida, Wastewater System Revenue       9/06 at 102.00         AAA             728,448
              Bonds, Series 1996A, 6.000%, 9/01/26 (Pre-refunded
              9/01/06) - FGIC Insured

       2,220 Dade County Health Facilities Authority, Florida, Hospital      No Opt. Call         AAA           2,517,369
              Revenue Bonds, Baptist Hospital of Miami, Series 1991A,
              5.750%, 5/01/21 - MBIA Insured (ETM)

         335 Florida State Board of Education, Full Faith and Credit       6/06 at 100.00         AAA             457,225
              Public Education Capital Outlay Bonds, Series 1985,
              9.125%, 6/01/14 (ETM)

             Florida, Full Faith and Credit General Obligation Bonds,
             Broward County Expressway Authority, Series 1984:
       4,000  9.875%, 7/01/09 (ETM)                                          No Opt. Call         AAA           4,474,520
       1,000  10.000%, 7/01/14 (ETM)                                         No Opt. Call         AAA           1,345,090

       4,545 North Broward Hospital District, Florida, Revenue and         1/11 at 101.00          A- (3)       5,067,857
              Improvement Bonds, Series 2001, 6.000%, 1/15/31
              (Pre-refunded 1/15/11)

       1,750 Northern Palm Beach County Improvement District, Florida,     8/09 at 101.00         N/R (3)       1,885,660
              Revenue Bonds, Water Control and Improvement Development
              Unit 9B, Series 1999, 6.000%, 8/01/29 (Pre-refunded
              8/01/09)

         145 Orange County, Florida, Sales Tax Revenue Bonds, Series       7/06 at 100.00         AAA             174,048
              1989, 6.125%, 1/01/19 - FGIC Insured (ETM)

       1,000 Orlando Utilities Commission, Florida, Subordinate Lien         No Opt. Call         Aa1 (3)       1,209,110
              Water and Electric Revenue Bonds, Series 1989D, 6.750%,
              10/01/17 (ETM)
-------------------------------------------------------------------------------------------------------------------------
      15,700 Total U.S. Guaranteed                                                                             17,859,327
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 10.3%

       1,500 Florida Municipal Power Agency, Revenue Refunding Bonds,     10/12 at 100.00         Aaa           1,654,935
              Stanton Project, Series 2002, 5.500%, 10/01/15 - FSA
              Insured

       4,350 Hillsborough County Industrial Development Authority,        10/12 at 100.00        Baa2           4,538,094
              Florida, Pollution Control Revenue Bonds, Tampa Electric
              Company Project, Series 2002, 5.100%, 10/01/13

      10,020 JEA St. John's River Power Park System, Florida, Revenue     10/11 at 100.00         Aa2          10,596,952
              Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18

       1,670 Leesburg, Florida, Electric System Revenue Bonds, Series     10/14 at 100.00         AAA           1,784,712
              2004, 5.000%, 10/01/22 - FGIC Insured

----
12

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Utilities (continued)

 $     2,305   Leesburg, Florida, Utilities Revenue Bonds, Series 2004,     10/14 at 100.00         AAA $     2,463,330
                5.000%, 10/01/22 - FGIC Insured

       8,000   Palm Beach County Solid Waste Authority, Florida, Revenue       No Opt. Call         AAA       5,412,720
                Bonds, Series 2002B, 0.000%, 10/01/15 - AMBAC Insured

         650   Reedy Creek Improvement District, Florida, Utility Revenue   10/15 at 100.00         AAA         693,063
                Bonds, Series 2005-1, 5.000%, 10/01/25 - AMBAC Insured

       1,000   Tallahassee, Florida, Consolidated Utility System Revenue    10/15 at 100.00         AAA       1,067,880
                Bonds, Series 2005, 5.000%, 10/01/25 - AMBAC Insured

       3,070   Tallahassee, Florida, Energy System Revenue Bonds, Series    10/15 at 100.00         AAA       3,248,459
                2005, 5.000%, 10/01/29 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------
      32,565   Total Utilities                                                                               31,460,145
-----------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 2.8%

               Manatee County, Florida, Public Utilities Revenue Refunding
               and Improvement Bonds, Series 1991C:
       1,850    0.000%, 10/01/08 - MBIA Insured                                No Opt. Call         AAA       1,689,180
       2,800    0.000%, 10/01/09 - MBIA Insured                                No Opt. Call         AAA       2,464,952

       2,700   Palm Coast, Florida, Water Utility System Revenue Bonds,     10/13 at 100.00         AAA       2,820,312
                Series 2003, 5.000%, 10/01/33 - MBIA Insured

       1,395   Sarasota County, Florida, Utility System Revenue Bonds,         No Opt. Call         AAA       1,504,410
                Series 2005A, 5.000%, 10/01/12 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------
       8,745   Total Water and Sewer                                                                          8,478,854
-----------------------------------------------------------------------------------------------------------------------
 $   286,744   Total Investments (cost $286,253,514) - 98.8%                                                302,463,281
-----------------------------------------------------------------------------------------------------------------------
------------
               Other Assets Less Liabilities - 1.2%                                                           3,723,120
               -------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                        $   306,186,401
               -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Investment is not rated.
          (ETM) Investment is escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $286,209,090.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $16,328,042
       Depreciation                                                (73,851)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $16,254,191
     ----------------------------------------------------------------------


----
13

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)           Value
--------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 1.5%

 $     1,700 Baltimore, Maryland, Senior Lien Convention Center Hotel     9/16 at 100.00         AAA $     1,834,640
              Revenue Bonds, Series 2006A, 5.250%, 9/01/39 - XLCA Insured
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.3%

       1,560 Puerto Rico, The Children's Trust Fund, Tobacco Settlement   5/12 at 100.00         BBB       1,598,735
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 11.2%

         625 Frederick County, Maryland, Educational Facilities Revenue   9/16 at 100.00        BBB-         654,388
              Bonds, Mount Saint Mary's College, Series 2006, 5.625%,
              9/01/38

             Frederick County, Maryland, Educational Facilities Revenue
             Bonds, Mount St. Mary's College, Series 2001A:
         100  5.750%, 9/01/25                                             3/10 at 101.00        BBB-         104,674
         100  5.800%, 9/01/30                                             3/10 at 101.00        BBB-         104,463

         645 Hartford County, Maryland, Economic Development Revenue      4/14 at 100.00          A+         678,147
              Bonds, Battelle Memorial Institute, Series 2004, 5.250%,
              4/01/34

             Maryland Economic Development Corporation, Utility
             Infrastructure Revenue Bonds, University of Maryland -
             College Park, Series 2001:
       1,000  5.375%, 7/01/15 - AMBAC Insured                             7/11 at 100.00         AAA       1,082,480
         740  5.375%, 7/01/16 - AMBAC Insured                             7/11 at 100.00         AAA         801,783

         500 Maryland Health and Higher Educational Facilities            7/08 at 102.00        BBB-         520,860
              Authority, Educational Facilities Leasehold Mortgage
              Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31

             Maryland Health and Higher Educational Facilities
             Authority, Mortgage Revenue Bonds, Green Acres School,
             Series 1998:
         665  5.300%, 7/01/18                                             7/06 at 102.00        BBB-         677,236
       1,000  5.300%, 7/01/28                                             7/06 at 102.00        BBB-       1,008,990

             Maryland Health and Higher Educational Facilities
             Authority, Revenue Bonds, Bullis School, Series 2000:
         250  5.250%, 7/01/25 - FSA Insured                               1/11 at 101.00         AAA         267,392
         500  5.250%, 7/01/30 - FSA Insured                               1/11 at 101.00         AAA         534,785

         625 Maryland Health and Higher Educational Facilities            7/14 at 100.00          A-         649,894
              Authority, Revenue Bonds, Goucher College, Series 2004,
              5.125%, 7/01/34

         625 Maryland Health and Higher Educational Facilities            6/11 at 100.00        Baa1         652,294
              Authority, Revenue Bonds, Maryland Institute College of
              Art, Series 2001, 5.500%, 6/01/32

       1,000 Maryland Health and Higher Educational Facilities            7/08 at 102.00          AA       1,053,810
              Authority, Revenue Refunding Bonds, Johns Hopkins
              University, Series 1998, 5.125%, 7/01/20

         550 Morgan State University, Maryland, Student Tuition and Fee   7/13 at 100.00         AAA         589,545
              Revenue Bonds, Academic Fees and Auxiliary Facilities,
              Series 2003A, 5.000%, 7/01/20 - FGIC Insured

       1,500 Morgan State University, Maryland, Student Tuition and Fee     No Opt. Call         AAA       1,835,805
              Revenue Refunding Bonds, Academic Fees and Auxiliary
              Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

             University of Maryland, Auxiliary Facility and Tuition
             Revenue Bonds, Series 2003A:
       1,000  5.000%, 4/01/15                                             4/13 at 100.00          AA       1,076,720
         500  5.000%, 4/01/19                                             4/13 at 100.00          AA         534,250

         750 University of Puerto Rico, University System Revenue Bonds,  6/10 at 100.00         AAA         814,230
              Series 2000O, 5.750%, 6/01/19 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
      12,675 Total Education and Civic Organizations                                                      13,641,746
--------------------------------------------------------------------------------------------------------------------
             Health Care - 13.1%

         775 Maryland Health and Higher Educational Facilities            7/14 at 100.00          A2         826,964
              Authority, Revenue Bonds, Calvert Memorial Hospital,
              Series 2004, 5.500%, 7/01/36

       1,500 Maryland Health and Higher Educational Facilities            7/12 at 100.00        Baa1       1,587,030
              Authority, Revenue Bonds, Carroll County General Hospital,
              Series 2002, 5.800%, 7/01/32

         965 Maryland Health and Higher Educational Facilities            7/14 at 100.00          AA         995,147
              Authority, Revenue Bonds, Civista Medical Center, Series
              2005, 5.000%, 7/01/37 - RAAI Insured

----
14

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

 $       800 Maryland Health and Higher Educational Facilities             7/12 at 100.00        Baa1 $       825,264
              Authority, Revenue Bonds, Frederick Memorial Hospital,
              Series 2002, 5.125%, 7/01/35

         750 Maryland Health and Higher Educational Facilities             7/11 at 100.00          A+         765,975
              Authority, Revenue Bonds, Greater Baltimore Medical
              Center, Series 2001, 5.000%, 7/01/34

       2,000 Maryland Health and Higher Educational Facilities             6/09 at 101.00          A+       2,104,120
              Authority, Revenue Bonds, Kaiser Permanente System, Series
              1998A, 5.375%, 7/01/15

       1,785 Maryland Health and Higher Educational Facilities             7/13 at 100.00        Baa2       1,860,863
              Authority, Revenue Bonds, Kennedy Krieger Institute,
              Series 2003, 5.500%, 7/01/33

         525 Maryland Health and Higher Educational Facilities             7/14 at 100.00           A         545,911
              Authority, Revenue Bonds, LifeBridge Health System,
              Series 2004A, 5.125%, 7/01/34

         850 Maryland Health and Higher Educational Facilities             8/14 at 100.00        BBB+         901,859
              Authority, Revenue Bonds, MedStar Health, Series 2004,
              5.375%, 8/15/24

         800 Maryland Health and Higher Educational Facilities             7/12 at 100.00          A3         853,440
              Authority, Revenue Bonds, Union Hospital of Cecil County,
              Series 2002, 5.625%, 7/01/32

         645 Maryland Health and Higher Educational Facilities               No Opt. Call         AAA         851,935
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 1991B, 7.000%, 7/01/22 - FGIC Insured

         500 Maryland Health and Higher Educational Facilities             7/12 at 100.00          A+         550,350
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2002, 6.000%, 7/01/22

         500 Maryland Health and Higher Educational Facilities             7/13 at 100.00         AAA         530,955
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

       2,000 Prince George's County, Maryland, Revenue Bonds, Dimensions   7/06 at 100.00          B3       1,809,960
              Health Corporation, Series 1994, 5.375%, 7/01/14

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and     7/06 at 101.00         AAA       1,012,480
              Environmental Control Facilities Financing Authority,
              Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series
              1995A, 6.250%, 7/01/16 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      15,395 Total Health Care                                                                             16,022,253
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 7.8%

         750 Baltimore County, Maryland, GNMA Collateralized Revenue      10/08 at 102.00         AAA         767,925
              Refunding Bonds, Cross Creek Apartments, Series 1998A,
              5.250%, 10/20/33

         500 Maryland Community Development Administration, Housing        1/09 at 101.00         Aa2         510,120
              Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative
              Minimum Tax)

       1,000 Maryland Community Development Administration, Housing        1/10 at 100.00         Aa2       1,046,140
              Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative
              Minimum Tax)

       1,000 Maryland Community Development Administration, Multifamily   10/08 at 101.50         Aaa       1,022,530
              Development Revenue Bonds, Auburn Manor, Series 1998A,
              5.300%, 10/01/28 (Alternative Minimum Tax)

             Maryland Economic Development Corporation, Student Housing
             Revenue Bonds, Collegiate Housing Foundation - College
             Park, Series 1999A:
       1,250  5.750%, 6/01/19                                              6/09 at 102.00        Baa2       1,304,213
         250  5.750%, 6/01/24                                              6/09 at 102.00        Baa2         260,487

         600 Maryland Economic Development Corporation, Student Housing    7/11 at 101.00           A         647,778
              Revenue Bonds, Sheppard Pratt University Village, Series
              2001, 5.875%, 7/01/21 - ACA Insured

       1,420 Montgomery County Housing Opportunities Commission,           7/08 at 101.00         Aaa       1,449,295
              Maryland, FNMA/FHA-Insured Multifamily Housing Development
              Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum
              Tax)

         705 Montgomery County Housing Opportunities Commission,           7/06 at 101.00         Aa2         720,038
              Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
              Bonds, Series 1995A, 6.000%, 7/01/20

       1,000 Prince George's County Housing Authority, Maryland, GNMA      9/09 at 102.00         AAA       1,053,720
              Collateralized Mortgage Revenue Bonds, University Landing
              Apartments, Series 1999, 6.100%, 3/20/41 (Alternative
              Minimum Tax)

         805 Prince George's County Housing Authority, Maryland, GNMA      5/06 at 100.00         AAA         805,660
              Collateralized Mortgage Revenue Refunding Bonds, Foxglenn
              Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       9,280 Total Housing/Multifamily                                                                      9,587,906
---------------------------------------------------------------------------------------------------------------------

----
15

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.6%

 $       440 Maryland Community Development Administration, Residential    4/06 at 100.00         Aa2 $       440,818
              Revenue Bonds, Series 2000H, 5.800%, 9/01/32 (Alternative
              Minimum Tax)

       1,200 Maryland Community Development Administration, Residential    9/15 at 100.00         Aa2       1,213,272
              Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
              Minimum Tax)

           5 Prince George's County Housing Authority, Maryland,           8/10 at 100.00         AAA           5,216
              FHLMC/FNMA/GNMA Collateralized Single Family Mortgage
              Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative
              Minimum Tax)

         250 Puerto Rico Housing Finance Authority, Mortgage-Backed        6/13 at 100.00         AAA         250,740
              Securities Program Home Mortgage Revenue Bonds, Series
              2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       1,895 Total Housing/Single Family                                                                    1,910,046
---------------------------------------------------------------------------------------------------------------------
             Industrials - 0.3%

         500 Northeast Maryland Waste Disposal Authority, Baltimore,       1/09 at 101.00         BBB         505,745
              Resource Recovery Revenue Bonds, RESCO Retrofit Project,
              Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.3%

             Carroll County, Maryland, Revenue Refunding Bonds, EMA
             Obligated Group, Series 1999A:
         500  5.500%, 1/01/19 - RAAI Insured                               1/09 at 101.00          AA         525,155
         500  5.625%, 1/01/25 - RAAI Insured                               1/09 at 101.00          AA         527,510

       1,565 Maryland Economic Development Corporation, Health and         4/11 at 102.00         N/R       1,700,294
              Mental Hygiene Providers Revenue Bonds, Series 1996A,
              7.625%, 4/01/21
---------------------------------------------------------------------------------------------------------------------
       2,565 Total Long-Term Care                                                                           2,752,959
---------------------------------------------------------------------------------------------------------------------
             Materials - 1.3%

       1,500 Baltimore, Maryland, Port Facilities Revenue Bonds,           4/06 at 100.00           A       1,581,300
              Consolidation Coal Sales Company, Series 1984B, 6.500%,
              10/01/11
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 24.4%

       3,000 Anne Arundel County, Maryland, General Obligation Bonds,        No Opt. Call         AA+       3,253,259
              Series 2003, 5.000%, 3/01/13

       1,000 Baltimore County, Maryland, Metropolitan District Special     6/11 at 101.00         AAA       1,060,530
              Assessment Bonds, 67th Issue, 5.000%, 6/01/25

       1,000 Baltimore, Maryland, General Obligation Bonds, Series        10/15 at 100.00         AAA       1,096,070
              2005A, 5.000%, 10/15/16 - AMBAC Insured

         750 Baltimore, Maryland, General Obligation Consolidated Public  10/14 at 100.00         AAA         805,095
              Improvement Bonds, Series 2004A, 5.000%, 10/15/22 - AMBAC
              Insured

         400 Carroll County, Maryland, Consolidated Public Improvement    12/15 at 100.00          AA         438,024
              Bonds, Series 2005A, 5.000%, 12/01/16

       1,000 Charles County, Maryland, Consolidated General Obligation       No Opt. Call          AA       1,077,720
              Public Improvement Bonds, Series 2005, 5.000%, 3/01/12

         860 Frederick County, Maryland, General Obligation Public           No Opt. Call          AA         963,363
              Facilities Bonds, Series 2006, 5.000%, 11/01/20

         550 Frederick County, Maryland, Special Obligation Bonds,         7/10 at 102.00          AA         595,705
              Villages of Lake Linganore Community Development
              Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

             Frederick, Maryland, General Obligation Bonds, Series 2005:
       1,500  5.000%, 8/01/16 - MBIA Insured                               8/15 at 100.00         AAA       1,640,565
       2,000  5.000%, 8/01/17 - MBIA Insured                               8/15 at 100.00         AAA       2,181,799

       1,525 Howard County, Maryland, Consolidated Public Improvement      2/14 at 100.00         AAA       1,648,083
              Bonds, Series 2004B, 5.000%, 8/15/18

       1,000 Maryland, General Obligation Bonds, Series 2005, 5.000%,      8/15 at 100.00         AAA       1,095,040
              8/01/17

       3,000 Maryland, General Obligation Bonds, State and Local             No Opt. Call         Aaa       4,229,999
              Facilities Loan, RITES PA-816-R, Series 2001,
              9.652%, 3/01/15 (IF)

       1,680 Montgomery County, Maryland, Consolidated General               No Opt. Call         AAA       1,849,008
              Obligation Public Improvement Bonds, Series 2005A, 5.000%,
              7/01/15

       1,000 Montgomery County, Maryland, Consolidated General            10/11 at 101.00         AAA       1,091,480
              Obligation Public Improvement Refunding Bonds,
              Series 2001, 5.250%, 10/01/13

         300 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00           A         317,298
              2000A, 6.000%, 6/01/20 - ACA Insured

----
16

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Prince George's County, Maryland, General Obligation
             Consolidated Public Improvement Bonds, Series 2003A:
 $     1,000  5.000%, 10/01/17                                            10/13 at 100.00          AA $     1,072,660
       2,000  5.000%, 10/01/18                                            10/13 at 100.00          AA       2,145,319

         500 Washington Suburban Sanitary District, Montgomery and         6/15 at 100.00         AAA         548,355
              Prince George's Counties, Maryland, Sewerage Disposal
              Bonds, Series 2005, 5.000%, 6/01/16

             Washington Suburban Sanitary District, Montgomery and
             Prince George's Counties, Maryland, Water Supply Bonds,
             Series 2005:
       1,230  5.000%, 6/01/16                                              6/15 at 100.00         AAA       1,348,953
       1,250  5.000%, 6/01/19                                              6/15 at 100.00         AAA       1,360,488
---------------------------------------------------------------------------------------------------------------------
      26,545 Total Tax Obligation/General                                                                  29,818,813
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 17.6%

         550 Anne Arundel County, Maryland, Tax Increment Financing          No Opt. Call         N/R         563,316
              Revenue Bonds, Parole Town Center Project, Series 2002,
              5.000%, 7/01/12

       1,000 Baltimore Board of School Commissioners, Maryland, Revenue    5/13 at 100.00         AA+       1,069,180
              Bonds, City Public School System, Series 2003A, 5.000%,
              5/01/17

       1,000 Baltimore, Maryland, Revenue Refunding Bonds, Convention      9/08 at 102.00         AAA       1,053,110
              Center, Series 1998, 5.000%, 9/01/19 - MBIA Insured

         200 Baltimore, Maryland, Special Obligation Bonds, North Locust   9/15 at 101.00         N/R         204,890
              Point Project, Series 2005, 5.500%, 9/01/34

         450 Hyattsville, Maryland, Special Obligation Bonds, University   7/14 at 102.00         N/R         467,199
              Town Center Project, Series 2004, 5.750%, 7/01/34

       1,110 Maryland Community Development Administration,                6/10 at 101.00         Aaa       1,215,938
              Infrastructure Financing Bonds, Series 2000A,
              5.875%, 6/01/30 - MBIA Insured

         830 Maryland Department of Transportation, Certificates of       10/10 at 101.00         AA+         888,108
              Participation, Mass Transit Administration Project, Series
              2000, 5.500%, 10/15/18 (Alternative Minimum Tax)

       1,750 Maryland Department of Transportation, Consolidated             No Opt. Call          AA       1,991,220
              Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

       1,000 Maryland Department of Transportation, Consolidated             No Opt. Call          AA       1,084,820
              Transportation Revenue Bonds, Series 2004, 5.000%, 5/01/13

         935 Maryland Economic Development Corporation, Lease Revenue      6/12 at 100.50         AA+       1,020,244
              Bonds, Department of Transportation Headquarters Building,
              Series 2002, 5.375%, 6/01/19

             Maryland Economic Development Corporation, Lease Revenue
             Bonds, Montgomery County Town Square Parking Garage, Series
             2002A:
         430  5.000%, 9/15/13                                              9/12 at 100.00         AA+         462,826
         650  5.000%, 9/15/16                                              9/12 at 100.00         AA+         698,880

       1,760 Maryland Stadium Authority, Lease Revenue Bonds, Convention   6/06 at 101.00         AAA       1,781,208
              Center Expansion, Series 1994, 5.875%, 12/15/12 - AMBAC
              Insured

       1,540 Maryland Stadium Authority, Lease Revenue Bonds, Montgomery   6/13 at 100.00         AA+       1,636,743
              County Conference Center Facilities, Series 2003, 5.000%,
              6/15/22

         815 Montgomery County, Maryland, Lease Revenue Bonds, College     5/15 at 100.00          A1         869,287
              of Arts Center Project, Series 2005A, 5.000%, 5/01/20

       1,470 Montgomery County, Maryland, Lease Revenue Bonds, Metrorail   6/12 at 100.00          AA       1,558,274
              Garage, Series 2002, 5.000%, 6/01/21

         500 Montgomery County, Maryland, Special Obligation Bonds, West   7/12 at 101.00          AA         532,440
              Germantown Development District, Senior Series 2002A,
              5.375%, 7/01/20 - RAAI Insured

         500 New Baltimore City Board of School Commissioners, Maryland,  11/10 at 100.00         AA+         533,000
              School System Revenue Bonds, Series 2000, 5.125%, 11/01/15

       1,000 Prince George's County, Maryland, Lease Revenue Bonds,        6/13 at 100.00         AAA       1,077,170
              Upper Marlboro Justice Center, Series 2003A, 5.000%,
              6/30/14 - MBIA Insured

----
17

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)               Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

 $     1,000 Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%,   8/12 at 100.00         AAA     $     1,083,600
              8/01/21 - FSA Insured

       1,500 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB           1,666,785
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24
-------------------------------------------------------------------------------------------------------------------------
      19,990 Total Tax Obligation/Limited                                                                      21,458,238
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 0.6%

             Maryland Health and Higher Educational Facilities
             Authority, Parking Facilities Revenue Bonds, Johns Hopkins
             Medical Institution, Series 2004B:
         150  5.000%, 7/01/13 - AMBAC Insured                                No Opt. Call         AAA             162,179
         175  5.000%, 7/01/14 - AMBAC Insured                                No Opt. Call         AAA             190,080

         500 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00         CCC             409,865
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
         825 Total Transportation                                                                                 762,124
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 13.6% (3)

       1,250 Baltimore County, Maryland, Consolidated General Obligation   8/12 at 100.00         AAA           1,354,175
              Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
              (Pre-refunded 8/01/12)

         795 Baltimore, Maryland, Revenue Refunding Bonds, Water             No Opt. Call         AAA             862,480
              Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured
              (ETM)

             Frederick County, Maryland, General Obligation Public
             Facilities Bonds, Series 2002:
       1,250  5.000%, 11/01/20 (Pre-refunded 11/01/12)                    11/12 at 101.00          AA (3)       1,365,300
       1,250  5.000%, 11/01/21 (Pre-refunded 11/01/12)                    11/12 at 101.00          AA (3)       1,365,300

       2,165 Gaithersburg, Maryland, Nursing Home Revenue Refunding          No Opt. Call         AAA           2,405,660
              Bonds, Shady Grove Adventist Nursing and Rehabilitation
              Center, Series 1992, 6.500%, 9/01/12 - FSA Insured (ETM)

       1,000 Howard County, Maryland, Consolidated Public Improvement      2/12 at 100.00         AAA           1,092,320
              Refunding Bonds, Series 2002A, 5.250%, 8/15/18
              (Pre-refunded 2/15/12)

       1,100 Howard County, Maryland, Consolidated Public Improvement      8/12 at 100.00         AAA           1,192,048
              Refunding Bonds, Series 2003A, 5.000%, 8/15/14
              (Pre-refunded 8/15/12)

       1,610 Maryland Health and Higher Educational Facilities               No Opt. Call         AAA           1,767,474
              Authority, Revenue Bonds, Helix Health, Series 1997,
              5.000%, 7/01/27 - AMBAC Insured (ETM)

         750 Maryland Health and Higher Educational Facilities             7/10 at 101.00         A3 (3)          853,313
              Authority, Revenue Bonds, University of Maryland Medical
              System, Series 2000, 6.750%, 7/01/30 (Pre-refunded 7/01/10)

       1,230 Maryland Transportation Authority, Revenue Refunding Bonds,     No Opt. Call         AAA           1,424,672
              Transportation Facilities Projects, First Series 1978,
              6.800%, 7/01/16 (ETM)

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
         750  5.500%, 10/01/20 (ETM)                                      10/10 at 101.00         AAA             820,320
       1,175  5.500%, 10/01/40 (ETM)                                      10/10 at 101.00         AAA           1,273,712

         775 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA             815,424
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded 7/01/10)
-------------------------------------------------------------------------------------------------------------------------
      15,100 Total U.S. Guaranteed                                                                             16,592,198
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 2.1%

       1,000 Maryland Energy Financing Administration, Revenue Bonds,      9/07 at 100.00         N/R           1,013,830
              AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
              (Alternative Minimum Tax)

       1,510 Prince George's County, Maryland, Pollution Control Revenue   1/23 at 100.00          A-           1,536,425
              Refunding Bonds, Potomac Electric Power Company, Series
              1993, 6.375%, 1/15/23
-------------------------------------------------------------------------------------------------------------------------
       2,510 Total Utilities                                                                                    2,550,255
-------------------------------------------------------------------------------------------------------------------------

----
18

   Principal                                                                  Optional Call
Amount (000)   Description                                                   Provisions (1) Ratings (2)           Value
-----------------------------------------------------------------------------------------------------------------------
               Water and Sewer - 0.1%

 $       100   Maryland Energy Financing Administration, Solid Waste        12/06 at 102.00          A- $       103,461
                Disposal Revenue Bonds, Baltimore Wheelabrator Water
                Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative
                Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
 $   112,140   Total Investments (cost $116,335,228) - 98.8%                                                120,720,419
-----------------------------------------------------------------------------------------------------------------------
------------
------------
               Other Assets Less Liabilities - 1.2%                                                           1,441,064
               -------------------------------------------------------------------------------------------------------
               Net Assets - 100%                                                                        $   122,161,483
               -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Investment is not rated.
          (ETM) Investment is escrowed to maturity.
           (IF) Inverse floating rate investment.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $116,302,273.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $4,956,396
       Depreciation                                              (538,250)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $4,418,146
     ---------------------------------------------------------------------


----
19

Portfolio of Investments (Unaudited)
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)          Value
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 15.9%

  $    1,500 New Mexico Educational Assistance Foundation, Education       9/11 at 100.00          A2 $    1,577,550
              Loan Bonds, First Subordinate Series 2001B-1, 5.900%,
              9/01/31

         750 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00        BBB-        788,078
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.500%, 12/01/31

             Santa Fe, New Mexico, Educational Facilities Revenue
             Refunding and Improvement Bonds, College of Santa Fe,
             Series 1997:
         500  6.000%, 10/01/13                                            10/07 at 100.00        BBB-        508,030
         500  5.875%, 10/01/21                                            10/07 at 100.00        BBB-        504,115

       2,500 University of New Mexico, Revenue Refunding Bonds, Series       No Opt. Call          AA      2,945,225
              1992A, 6.000%, 6/01/21

       2,000 University of New Mexico, Subordinate Lien Revenue            6/12 at 100.00          AA      2,120,100
              Refunding and Improvement Bonds, Series 2002A, 5.000%,
              6/01/22

         750 University of New Mexico, Subordinate Lien Revenue            6/13 at 100.00          AA        815,648
              Refunding Bonds, Series 2003A, 5.250%, 6/01/18
--------------------------------------------------------------------------------------------------------------------
       8,500 Total Education and Civic Organizations                                                       9,258,746
--------------------------------------------------------------------------------------------------------------------
             Health Care - 3.6%

       2,000 Farmington, New Mexico, Hospital Revenue Bonds, San Juan      6/14 at 100.00          A3      2,063,320
              Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.2%

         600 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/11 at 100.00         Aaa        617,970
              Bonds, Vista Montana Apartments Project, Series 2001A,
              5.400%, 12/01/31 - MBIA Insured

       1,815 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/09 at 101.00         N/R      1,847,525
              Refunding and Improvement Bonds, El Centro Senior Housing
              Complex, Series 1999, 5.850%, 6/15/29
--------------------------------------------------------------------------------------------------------------------
       2,415 Total Housing/Multifamily                                                                     2,465,495
--------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.5%

         215 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00         AAA        222,473
              Mortgage Program Bonds, Series 1996B-2, 6.300%, 7/01/28
              (Alternative Minimum Tax)

         375 New Mexico Mortgage Finance Authority, Single Family          7/06 at 102.00         AAA        377,805
              Mortgage Program Bonds, Series 1996D-1, 6.250%, 7/01/22

         375 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00         AAA        377,824
              Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28
              (Alternative Minimum Tax)

         575 New Mexico Mortgage Finance Authority, Single Family         11/09 at 101.50         AAA        584,229
              Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31
              (Alternative Minimum Tax)

         485 New Mexico Mortgage Finance Authority, Single Family          1/10 at 102.50         AAA        492,241
              Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31
              (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
       2,025 Total Housing/Single Family                                                                   2,054,572
--------------------------------------------------------------------------------------------------------------------
             Information Technology - 1.0%

         500 Sandoval County, New Mexico, Incentive Payment Revenue        6/15 at 100.00          A+        530,785
              Bonds, Intel Corporation Project, Series 2005, 5.000%,
              6/01/20
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 3.6%

       1,970 Sandoval County, New Mexico, General Obligation Bonds,        4/14 at 100.00         Aaa      2,103,034
              Series 2004, 5.000%, 4/15/23 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 29.9%

       3,005 Bernalillo County, New Mexico, Gross Receipts Tax Revenue     6/09 at 100.00         AAA      3,153,116
              Bonds, Series 2004, 5.250%, 6/15/19 - AMBAC Insured

             Dona Ana County, New Mexico, Gross Receipts Tax Revenue
             Refunding and Improvement Bonds, Series 2003:
         360  5.250%, 5/01/25 - AMBAC Insured                              5/13 at 100.00         Aaa        388,670
         545  5.250%, 5/01/28 - AMBAC Insured                              5/13 at 100.00         Aaa        582,365

----
20

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
---------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

  $    1,160 Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A,    6/13 at 100.00         Aaa     $    1,231,630
              5.000%, 6/01/24 - AMBAC Insured

       1,510 Lincoln County, New Mexico, Gross Receipts Tax Revenue        6/12 at 100.00         Aaa          1,604,677
              Refunding Bonds, Series 2002, 5.125%, 6/01/30 - AMBAC
              Insured

             New Mexico Finance Authority, Senior Lien Transportation
             Revenue Bonds, Series 2004A:
       1,000  5.250%, 6/15/23 - MBIA Insured                               6/14 at 100.00         AAA          1,095,000
       2,000  5.250%, 6/15/24 - MBIA Insured                               6/14 at 100.00         AAA          2,188,520

       1,000 San Juan County, New Mexico, Subordinate Gross Receipts Tax   9/11 at 101.00         AAA          1,051,750
              Revenue Bonds, Series 2001A, 5.125%, 9/15/26 - AMBAC
              Insured

       4,000 Santa Fe County, New Mexico, Correctional System Gross          No Opt. Call         AAA          4,817,520
              Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
              FSA Insured

       1,195 Sante Fe, New Mexico, Gross Receipts Tax Revenue Bonds,       6/15 at 100.00         AAA          1,280,419
              Series 2006, 5.000%, 6/01/20 - XLCA Insured
---------------------------------------------------------------------------------------------------------------------------
      15,775 Total Tax Obligation/Limited                                                                     17,393,667
---------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 16.9% (3)

       3,750 Albuquerque, New Mexico, Gross Receipts Lodgers Tax             No Opt. Call         AAA          3,073,350
              Improvement and Revenue Refunding Bonds, Series 1991B,
              0.000%, 7/01/11 - FSA Insured (ETM)

       2,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue    10/09 at 100.00          AA (3)      2,118,840
              Bonds, Series 1999, 5.250%, 10/01/26 (Pre-refunded
              10/01/09)

       1,215 New Mexico Finance Authority, Court Automation Fee Revenue    6/11 at 100.00         AAA          1,294,315
              Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded 6/15/11)
              - MBIA Insured

       2,000 New Mexico Hospital Equipment Loan Council, Hospital          8/11 at 101.00         AA- (3)      2,214,320
              Revenue Bonds, Presbyterian Healthcare Services, Series
              2001A, 5.750%, 8/01/15 (Pre-refunded 8/01/11)

       1,060 New Mexico Mortgage Finance Authority, General Revenue        9/09 at 100.00         AAA          1,145,977
              Office Building Bonds, Series 2000, 6.000%, 9/01/26
              (Pre-refunded 9/01/09)
---------------------------------------------------------------------------------------------------------------------------
      10,025 Total U.S. Guaranteed                                                                             9,846,802
---------------------------------------------------------------------------------------------------------------------------
             Utilities - 3.6%

       1,500 Farmington, New Mexico, Pollution Control Revenue Bonds,     10/09 at 102.00         BBB          1,620,150
              Public Service Company of New Mexico, Series 1999A,
              6.600%, 10/01/29 (Alternative Minimum Tax)

         135 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00         AAA            144,158
              Series 2000HH, 5.250%, 7/01/29 - FSA Insured

         300 Puerto Rico Electric Power Authority, Power Revenue             No Opt. Call         AAA            334,296
              Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 - MBIA
              Insured
---------------------------------------------------------------------------------------------------------------------------
       1,935 Total Utilities                                                                                   2,098,604
---------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.1%

       1,000 Albuquerque, New Mexico, Joint Water and Sewer System           No Opt. Call         AAA            955,400
              Revenue Bonds, Series 1990A, 0.000%, 7/01/07 - FGIC Insured

       1,000 New Mexico Finance Authority, Public Project Revolving Fund   6/14 at 100.00         AAA          1,059,930
              Revenue Bonds, Series 2004C, 5.000%, 6/01/24 - AMBAC
              Insured

       1,000 New Mexico Finance Authority, Public Project Revolving Fund   6/15 at 100.00         Aaa          1,062,180
              Revenue Bonds, Series 2005C, 5.000%, 6/15/25 - AMBAC
              Insured

       1,000 Roswell, New Mexico, Joint Water and Sewerage Revenue         6/15 at 100.00         Aaa          1,068,300
              Bonds, Series 2005, 5.000%, 6/01/23 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------
       4,000 Total Water and Sewer                                                                             4,145,810
---------------------------------------------------------------------------------------------------------------------------
  $   49,145 Total Long-Term Investments (cost $48,890,384) - 89.3%                                           51,960,835
---------------------------------------------------------------------------------------------------------------------------
------------

----
21

Portfolio of Investments (Unaudited)
NUVEEN NEW MEXICO MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)          Value
-------------------------------------------------------------------------------------------------------------------
             Short-Term Investments - 8.2%

  $    4,800 Puerto Rico Government Development Bank, Adjustable                            A- 1     $    4,800,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.060%, 12/01/15 - MBIA Insured (4)
-------------------------------------------------------------------------------------------------------------------
  $    4,800 Total Short-Term Investments (cost $4,800,000)                                               4,800,000
-------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $53,690,384) - 97.5%                                                56,760,835
             -----------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.5%                                                         1,461,698
             -----------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $   58,222,533
             -----------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Investment is not rated.
          (ETM) Investment is escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $53,684,941.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $3,113,389
       Depreciation                                               (37,495)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $3,075,894
     ---------------------------------------------------------------------


----
22

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 18.9%

  $    1,000 Allegheny County Higher Education Building Authority,         4/06 at 102.00        Baa3 $     1,022,090
              Pennsylvania, College Revenue Bonds, Robert Morris
              College, Series 1996A, 6.250%, 2/15/26 (Pre-refunded
              4/27/06)

       1,190 Allegheny County Higher Education Building Authority,           No Opt. Call        Baa3       1,289,270
              Pennsylvania, College Revenue Refunding Bonds, Robert
              Morris College, Series 1998A, 5.500%, 5/01/15

       4,000 Allegheny County Higher Education Building Authority,         3/27 at 100.00         AA-       4,033,720
              Pennsylvania, Revenue Bonds, Carnegie Mellon University,
              Series 2002, 5.450%, 3/01/27

             Chester County Health and Education Facilities Authority,
             Pennsylvania, College Revenue Bonds, Immaculata College,
             Series 1998:
       1,300  5.600%, 10/15/18                                            10/08 at 102.00         BB+       1,314,937
         550  5.625%, 10/15/27                                            10/08 at 102.00         BB+         555,533

       1,815 Delaware County Authority, Pennsylvania, College Revenue     10/08 at 100.00        BBB-       1,839,049
              Refunding Bonds, Neumann College, Series 1998A, 5.375%,
              10/01/26

       1,645 Delaware County Authority, Pennsylvania, Revenue Bonds,       8/15 at 100.00         AAA       1,752,435
              Villanova University, Series 2005, 5.000%, 8/01/24 - MBIA
              Insured

       1,000 Delaware County Authority, Pennsylvania, Revenue Refunding    8/13 at 100.00         AAA       1,087,950
              Bonds, Villanova University, Series 2003, 5.250%, 8/01/20
              - FGIC Insured

       2,000 Indiana County Industrial Development Authority,             11/14 at 100.00         AAA       2,120,440
              Pennsylvania, Revenue Bonds, Student Cooperative
              Association Inc./Indiana University of Pennsylvania -
              Student Union Project, Series 2004, 5.000%, 11/01/24 -
              AMBAC Insured

         910 Montgomery County Higher Education and Health Authority,      4/16 at 100.00          AA         891,600
              Pennsylvania, Revenue Bonds, Arcadia University, Series
              2006, 4.500%, 4/01/30 - RAAI Insured

       2,500 Montgomery County Industrial Development Authority,           8/15 at 100.00         Aaa       2,659,850
              Pennsylvania, Revenue Bonds, Hill School, Series 2005,
              5.000%, 8/15/26 - MBIA Insured

         715 Pennsylvania Higher Educational Facilities Authority,         5/16 at 100.00          A-         719,261
              Revenue Bonds, Allegheny College, Series 2006, 4.750%,
              5/01/31

       2,150 Pennsylvania Higher Educational Facilities Authority,         4/08 at 102.00        BBB-       2,248,470
              Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15

       1,000 Pennsylvania Higher Educational Facilities Authority,         7/15 at 100.00          AA       1,053,920
              Revenue Bonds, University of Pennsylvania, Series 2005C,
              5.000%, 7/15/38

       1,250 Pennsylvania Higher Educational Facilities Authority,         5/15 at 100.00         AAA       1,277,450
              University of the Sciences in Philadelphia Revenue Bonds,
              Series 2005, 4.750%, 11/01/33 - XLCA Insured

       7,000 Pennsylvania State University, General Obligation Refunding     No Opt. Call          AA       7,691,390
              Bonds, Series 2002, 5.250%, 8/15/13

         500 Union County, Higher Education Facilities Financing           4/13 at 100.00         Aa2         541,450
              Authority, Pennsylvania, Revenue Bonds, Bucknell
              University, Series 2002A, 5.250%, 4/01/22
---------------------------------------------------------------------------------------------------------------------
      30,525 Total Education and Civic Organizations                                                       32,098,815
---------------------------------------------------------------------------------------------------------------------
             Health Care - 6.0%

         470 Allegheny County Hospital Development Authority,              4/15 at 100.00        Baa2         475,565
              Pennsylvania, Revenue Bonds, Ohio Valley General Hospital,
              Series 2005A, 5.125%, 4/01/35

       2,500 Chester County Health and Educational Facilities Authority,   5/08 at 101.00         AA-       2,590,300
              Pennsylvania, Health System Revenue Bonds, Jefferson
              Health System, Series 1997B, 5.375%, 5/15/27

       1,585 Jeannette Health Services Authority, Pennsylvania, Hospital  11/06 at 102.00         BB-       1,583,447
              Revenue Bonds, Jeannette District Memorial Hospital,
              Series 1996A, 6.000%, 11/01/18

         900 Lehigh County General Purpose Authority, Pennsylvania,        8/13 at 100.00        Baa1         934,695
              Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
              Series 2003, 5.375%, 8/15/33

         750 Lehigh County General Purpose Authority, Pennsylvania,       11/14 at 100.00           A         795,855
              Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%,
              11/01/24

         945 Pennsylvania Higher Educational Facilities Authority,         8/15 at 100.00         AAA       1,022,396
              Revenue Bonds, University of Pennsylvania Health Services,
              Series 2005B, 5.000%, 8/15/16 - FGIC Insured

----
23

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

             Pottsville Hospital Authority, Pennsylvania, Hospital
             Revenue Bonds, Pottsville Hospital and Warne Clinic, Series
             1998:
  $    1,265  5.250%, 7/01/10                                                No Opt. Call         BB+ $     1,283,520
         500  5.625%, 7/01/24                                              7/08 at 100.00         BB+         499,675

             Southcentral Pennsylvania General Authority, Revenue Bonds,
             Hanover Hospital Inc., Series 2005:
         430  5.000%, 12/01/27 - RAAI Insured                             12/15 at 100.00          AA         448,529
         300  5.000%, 12/01/29 - RAAI Insured                             12/15 at 100.00          AA         311,721

         260 St. Mary Hospital Authority, Pennsylvania, Health System     11/14 at 100.00          A1         276,926
              Revenue Bonds, Catholic Health East, Series 2004B, 5.375%,
              11/15/34
---------------------------------------------------------------------------------------------------------------------
       9,905 Total Health Care                                                                             10,222,629
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.3%

       5,920 Delaware County Authority, Pennsylvania, Student Housing      7/10 at 102.00         N/R       6,538,522
              Revenue Bonds, Collegiate Housing Foundation - Eastern
              College, Series 2000A, 8.250%, 7/01/29

       1,360 Delaware County Industrial Development Authority,               No Opt. Call         AAA       1,401,494
              Pennsylvania, Multifamily Housing Revenue Bonds, Darby
              Townhouses Project, Series 2002A, 4.850%, 4/01/12
              (Alternative Minimum Tax)

       1,800 Pennsylvania Higher Educational Facilities Authority,         7/15 at 100.00         AAA       1,882,602
              Revenue Bonds, Slippery Rock University Foundation Inc.,
              Student Housing Project, Series 2005A, 5.000%, 7/01/37
              (WI/DD, Settling 3/01/06) - XLCA Insured

         240 Philadelphia Authority for Industrial Development,            5/15 at 102.00        Baa2         245,093
              Pennsylvania, Multifamily Housing Revenue Bonds,
              Presbyterian Homes Germantown - Morrisville Project,
              Series 2005A, 5.625%, 7/01/35

         615 Philadelphia Redevelopment Authority, Pennsylvania,          10/13 at 100.00           A         610,732
              Multifamily Housing Revenue Bonds, Pavilion Apartments,
              Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       9,935 Total Housing/Multifamily                                                                     10,678,443
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.0%

         995 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/06 at 102.00         AAA       1,016,094
              Mortgage Revenue Bonds, Series 1996D, 6.250%, 10/01/17

         765 Pittsburgh Urban Redevelopment Authority, Pennsylvania,       4/07 at 102.00         AAA         790,819
              Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21
              (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       1,760 Total Housing/Single Family                                                                    1,806,913
---------------------------------------------------------------------------------------------------------------------
             Industrials - 2.5%

       3,000 Delaware County Industrial Development Authority,             1/08 at 102.00         BB+       3,096,150
              Pennsylvania, Resource Recovery Revenue Refunding Bonds,
              Series 1997A, 6.200%, 7/01/19

       1,000 Pennsylvania Industrial Development Authority, Economic       7/12 at 101.00         AAA       1,102,530
              Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 -
              AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
       4,000 Total Industrials                                                                              4,198,680
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.4%

             Chester County Health and Education Facilities Authority,
             Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai
             Obligated Group, Series 1998:
       1,000  5.400%, 6/01/18                                             12/08 at 100.00        BBB-         995,390
       1,100  5.500%, 6/01/25                                             12/08 at 100.00        BBB-       1,100,319

       2,000 Montgomery County Higher Education and Health Authority,      4/06 at 101.00         BBB       2,021,840
              Pennsylvania, Mortgage Revenue Bonds, Waverly Heights
              Ltd., Series 1996, 6.375%, 1/01/26 (Pre-refunded 4/07/06)
---------------------------------------------------------------------------------------------------------------------
       4,100 Total Long-Term Care                                                                           4,117,549
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.5%

         560 Bradford County Industrial Development Authority,            12/15 at 100.00         BBB         567,442
              Pennsylvania, Solid Waste Disposal Revenue Bonds,
              International Paper Company, Series 2005B, 5.200%,
              12/01/19 (Alternative Minimum Tax)

         440 Bucks County Industrial Development Authority,               11/17 at 100.00        BBB+         472,164
              Pennsylvania, Environmental Improvement Revenue Bonds, USX
              Corporation Project, Series 1995, 5.400%, 11/01/17
              (Mandatory put 11/01/11)
---------------------------------------------------------------------------------------------------------------------
       1,000 Total Materials                                                                                1,039,606
---------------------------------------------------------------------------------------------------------------------

----
24

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 15.5%

  $    1,000 Allegheny County, Pennsylvania, General Obligation Bonds,       No Opt. Call         AAA $     1,100,230
              Series 2005C-57, 5.250%, 11/01/13 - FGIC Insured

             Boyertown Area School District, Berks and Montgomery
             Counties, Pennsylvania, General Obligation Bonds, Series
             2005:
       1,170  5.000%, 10/01/23 - FSA Insured                               4/15 at 100.00         Aaa       1,248,741
       1,000  5.000%, 10/01/24 - FSA Insured                               4/15 at 100.00         Aaa       1,064,960
       1,000  5.000%, 10/01/25 - FSA Insured                               4/15 at 100.00         Aaa       1,063,400

       1,000 Central Bucks County School District, Pennsylvania, General   5/13 at 100.00         Aaa       1,062,390
              Obligation Bonds, Series 2003, 5.000%, 5/15/23 - MBIA
              Insured

       1,665 Centre County, Pennsylvania, General Obligation Bonds,        7/13 at 100.00         Aaa       1,809,988
              Series 2003, 5.250%, 7/01/17 - MBIA Insured

       3,125 Chichester School District, Delaware County, Pennsylvania,      No Opt. Call         AAA       1,286,563
              General Obligation Bonds, Series 1999, 0.000%, 3/01/26 -
              FGIC Insured

       1,715 Delaware County, Pennsylvania, General Obligation Bonds,     10/15 at 100.00          AA       1,848,324
              Series 2005, 5.000%, 10/01/20

         950 Delaware Valley Regional Finance Authority, Pennsylvania,       No Opt. Call         AA-       1,081,261
              Local Government Revenue Bonds, Series 2002, 5.750%,
              7/01/17

       1,635 Girard School District, Erie County, Pennsylvania, General      No Opt. Call         AAA         584,545
              Obligation Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC
              Insured

       1,240 Luzerne County, Pennsylvania, General Obligation Bonds,       5/13 at 100.00         Aaa       1,357,118
              Series 2003A, 5.250%, 11/15/16 - MBIA Insured

       4,875 McKeesport Area School District, Allegheny County,              No Opt. Call         AAA       2,136,810
              Pennsylvania, General Obligation Bonds, Series 1997D,
              0.000%, 10/01/24 - MBIA Insured

       1,000 Meadville, Crawford County, Pennsylvania, General            10/15 at 100.00         Aaa       1,059,750
              Obligation Bonds, Series 2005, 5.000%, 10/01/25 - XLCA
              Insured

       2,195 Montour School District, Allegheny County, Pennsylvania,        No Opt. Call         AAA       1,605,533
              General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 -
              MBIA Insured

       1,000 Pennsylvania, General Obligation Bonds, Second Series 2005,   1/16 at 100.00          AA       1,083,610
              5.000%, 1/01/19

       1,000 Philadelphia, Pennsylvania, General Obligation Bonds,           No Opt. Call         AAA       1,085,300
              Series 2003A, 5.250%, 2/15/13 - XLCA Insured

       2,560 Souderton Area School District, Bucks and Montgomery          5/15 at 100.00         Aaa       2,740,224
              Counties, Pennsylvania, General Obligation Bonds, Series
              2005, 5.000%, 11/15/22 - FGIC Insured

       1,580 West Chester Area School District, Chester and Delaware      11/15 at 100.00         Aaa       1,709,355
              Counties, Pennsylvania, General Obligation Bonds, Series
              2006A, 5.000%, 5/15/20 (WI/DD, Settling 3/01/06) - FSA
              Insured

       1,315 Woodland Hills School District, Allegheny County,             9/15 at 100.00         AAA       1,426,604
              Pennsylvania, General Obligation Bonds, Series 2005D,
              5.000%, 9/01/17 - FSA Insured
---------------------------------------------------------------------------------------------------------------------
      31,025 Total Tax Obligation/General                                                                  26,354,706
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 11.6%

       4,500 Allegheny County Industrial Development Authority,           11/12 at 100.00         AAA       4,695,435
              Pennsylvania, Revenue Bonds, Guaranteed County Building
              Project, Series 2002A, 5.000%, 11/01/29 - MBIA Insured

       1,000 Allegheny County Redevelopment Authority, Pennsylvania, Tax  12/10 at 101.00         N/R       1,090,530
              Increment Finance Bonds, Waterfront Project, Series 2000A,
              6.300%, 12/15/18

       1,000 Harrisburg Parking Authority, Pennsylvania, Guaranteed        9/11 at 100.00         Aaa       1,057,760
              Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 -
              MBIA Insured

             Pennsylvania Turnpike Commission, Oil Franchise Tax Senior
             Lien Revenue Bonds, Series 2003A:
         640  5.250%, 12/01/14 - MBIA Insured                             12/13 at 100.00         AAA         703,072
       1,000  5.250%, 12/01/15 - MBIA Insured                             12/13 at 100.00         AAA       1,097,210
       1,150  5.250%, 12/01/17 - MBIA Insured                             12/13 at 100.00         AAA       1,255,018
       2,000  5.250%, 12/01/19 - MBIA Insured                             12/13 at 100.00         AAA       2,182,640

       1,000 Pennsylvania Turnpike Commission, Oil Franchise Tax          12/13 at 100.00         AAA       1,091,320
              Subordinate Lien Revenue Bonds, Series 2003B, 5.250%,
              12/01/18 - MBIA Insured

----
25

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Pennsylvania Turnpike Commission, Registration Fee Revenue
             Bonds, Series 2005A:
  $    1,300  5.250%, 7/15/18 - FSA Insured                                  No Opt. Call         AAA    $     1,466,205
       1,270  5.250%, 7/15/19 - FSA Insured                                  No Opt. Call         AAA          1,438,135

       1,300 Philadelphia Municipal Authority, Pennsylvania, Lease        11/13 at 100.00         AAA          1,398,462
              Revenue Bonds, Series 2003B, 5.250%, 11/15/17 - FSA Insured

       1,000 Philadelphia Redevelopment Authority, Pennsylvania, Revenue   4/12 at 100.00         AAA          1,086,680
              Bonds, Philadelphia Neighborhood Transformation
              Initiative, Series 2002A, 5.500%, 4/15/22 - FGIC Insured

       1,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA          1,164,230
              Transportation Authority, Series 2003AA, 5.500%, 7/01/20 -
              MBIA Insured
------------------------------------------------------------------------------------------------------------------------
      18,160 Total Tax Obligation/Limited                                                                     19,726,697
------------------------------------------------------------------------------------------------------------------------
             Transportation - 8.9%

       2,500 Philadelphia Airport System, Pennsylvania, Revenue Bonds,     6/07 at 102.00         AAA          2,577,100
              Series 1997B, 5.400%, 6/15/27 - FGIC Insured (Alternative
              Minimum Tax)

             Pittsburgh and Allegheny County Sports and Exhibition
             Authority, Pennsylvania, Parking Revenue Bonds, Series
             2001A:
       1,000  5.300%, 12/01/21 - AMBAC Insured                            12/06 at 100.00         Aaa          1,012,850
       4,500  5.375%, 12/01/30 - AMBAC Insured                            12/06 at 100.00         Aaa          4,554,900

       4,535 Pittsburgh Public Parking Authority, Pennsylvania, Parking      No Opt. Call         AAA          4,869,139
              System Revenue Refunding Bonds, Series 2002, 5.000%,
              12/01/11 - AMBAC Insured

       2,000 Susquehanna Area Regional Airport Authority, Pennsylvania,    1/13 at 100.00         Aaa          2,079,100
              Airport System Revenue Bonds, Series 2003B, 5.000%,
              1/01/33 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------
      14,535 Total Transportation                                                                             15,093,089
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.6% (3)

       1,550 Allegheny County Hospital Development Authority,                No Opt. Call         AAA          1,894,612
              Pennsylvania, Hospital Revenue Bonds, Allegheny Valley
              Hospital - Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)

       2,995 Deer Lakes School District, Allegheny County, Pennsylvania,   7/06 at 100.00         AAA          3,339,874
              General Obligation Bonds, Series 1995, 6.350%, 1/15/14 -
              MBIA Insured (ETM)

       1,320 Delaware County Authority, Pennsylvania, Health Facilities   12/06 at 102.00         Aaa          1,372,708
              Revenue Bonds, Mercy Health Corporation of Southeastern
              Pennsylvania Obligation Group, Series 1996, 6.000%,
              12/15/26 (ETM)

       1,075 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call         AAA          1,297,654
              Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA Insured (ETM)

       2,000 Philadelphia Hospitals and Higher Education Facilities          No Opt. Call       BBB+ (3)       2,018,980
              Authority, Pennsylvania, Hospital Revenue Refunding Bonds,
              Pennsylvania Hospital, Series 1996, 6.250%, 7/01/06 (ETM)

       3,000 Pittsburgh Public Parking Authority, Pennsylvania, Parking    6/10 at 100.00         AAA          3,292,650
              System Revenue Bonds, Series 2000, 6.000%, 12/01/24
              (Pre-refunded 6/01/10) - AMBAC Insured

             Plum Borough School District, Allegheny County,
             Pennsylvania, General Obligation Bonds, Series 2001:
       1,745  5.200%, 9/15/23 (Pre-refunded 9/15/11) - FGIC Insured        9/11 at 100.00         AAA          1,877,603
       3,700  5.250%, 9/15/30 (Pre-refunded 9/15/11) - FGIC Insured        9/11 at 100.00         AAA          3,990,376

         935 West View Borough Municipal Authority, Allegheny County,        No Opt. Call         AAA          1,192,153
              Pennsylvania, Special Obligation Bonds, Series 1985A,
              9.500%, 11/15/14 (ETM)

       1,000 Wilkes-Barre Area School District, Luzerne County,            4/14 at 100.00         AAA          1,104,920
              Pennsylvania, General Obligation Bonds, Series 2003A,
              5.250%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------
      19,320 Total U.S. Guaranteed                                                                            21,381,530
------------------------------------------------------------------------------------------------------------------------
             Utilities - 5.8%

       1,875 Allegheny County Industrial Development Authority,              No Opt. Call         AAA          1,940,194
              Pennsylvania, Pollution Control Revenue Refunding Bonds,
              Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 -
              AMBAC Insured

       1,345 Lehigh County Industrial Development Authority,               2/15 at 100.00         AAA          1,376,029
              Pennsylvania, Pollution Control Revenue Bonds,
              Pennsylvania Power and Light Company, Series 2005, 4.750%,
              2/15/27 - FGIC Insured

         320 Philadelphia Gas Works, Pennsylvania, Revenue Bonds,            No Opt. Call         AAA            343,133
              Eighteenth Series 2004, 5.000%, 8/01/13 - AGC Insured

----
26

   Principal                                                                 Optional Call
Amount (000)  Description                                                   Provisions (1) Ratings (2)           Value
-------------------------------------------------------------------------------------------------------------------------
              Utilities (continued)

  $      315  Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          9/14 at 100.00         AAA $       330,687
               General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 -
               FSA Insured

       2,650  Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          8/13 at 100.00         AAA       2,765,911
               General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 -
               FSA Insured

       1,000  Philadelphia Gas Works, Pennsylvania, Revenue Bonds,          7/13 at 100.00         AAA       1,083,700
               General Ordinance, Seventeenth Series 2003, 5.375%,
               7/01/19 - FSA Insured

       1,875  Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA       1,990,556
               Series 2005RR, 5.000%, 7/01/35 - FGIC Insured
-------------------------------------------------------------------------------------------------------------------------
       9,380  Total Utilities                                                                                9,830,210
-------------------------------------------------------------------------------------------------------------------------
              Water and Sewer - 6.9%

         265  Bucks County Water and Sewerage Authority, Pennsylvania,        No Opt. Call         AAA         292,555
               Sewerage System Revenue Bonds, Neshaminy Interceptor
               Project, Series 2004, 5.250%, 6/01/14 - FSA Insured

       5,000  Delaware County Industrial Development Authority,            10/12 at 100.00         AAA       5,271,350
               Pennsylvania, Water Facilities Revenue Bonds, Philadelphia
               Water Company, Series 2001, 5.350%, 10/01/31 - AMBAC
               Insured (Alternative Minimum Tax)

       1,930  Harrisburg Authority, Dauphin County, Pennsylvania, Water     7/14 at 100.00         AAA       2,051,356
               Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 -
               FSA Insured

         850  Philadelphia, Pennsylvania, Water and Wastewater Revenue      7/15 at 100.00         AAA         905,095
               Bonds, Series 2005A, 5.000%, 7/01/23 - FSA Insured

       3,000  Unity Township Municipal Authority, Pennsylvania, Sewerage   12/14 at 100.00         AAA       3,155,070
               Revenue Bonds, Series 2004, 5.000%, 12/01/34 - FSA Insured
-------------------------------------------------------------------------------------------------------------------------
      11,045  Total Water and Sewer                                                                         11,675,426
-------------------------------------------------------------------------------------------------------------------------
  $  164,690  Total Long-Term Investments (cost $161,078,295) - 98.9%                                      168,224,293
-------------------------------------------------------------------------------------------------------------------------
------------
              Short-Term Investments - 1.7%

       2,840  South Fork Municipal Authority, Pennsylvania, Hospital                               A-1       2,840,000
               Revenue Bonds, Conemaugh Health System - South Fork
               Hospital, Variable Rate Demand Obligations, Series 1998A,
               2.910%, 7/01/28 - MBIA Insured (4)
-------------------------------------------------------------------------------------------------------------------------
  $    2,840  Total Short-Term Investments (cost $2,840,000)                                                 2,840,000
-------------------------------------------------------------------------------------------------------------------------
------------
              Total Investments (cost $163,918,295) - 100.6%                                               171,064,293
              -------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - (0.6)%                                                         (942,958)
              -------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                        $   170,121,335
              -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Investment is not rated.
        (WI/DD) Investment purchased on a when-issued or delayed delivery basis.
          (ETM) Investment is escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $163,836,551.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $7,262,015
       Depreciation                                               (34,273)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $7,227,742
     ---------------------------------------------------------------------


----
27

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.8%

  $      500 James City County Industrial Development Authority,           4/07 at 101.00          A+ $       513,260
              Virginia, Sewerage and Solid Waste Disposal Facilities
              Revenue Bonds, Anheuser Busch, Series 1997, 6.000%,
              4/01/32 (Alternative Minimum Tax)

             Tobacco Settlement Financing Corporation of Virginia,
             Tobacco Settlement Asset-Backed Bonds, Series 2005:
       2,075  5.250%, 6/01/19                                              6/15 at 100.00         BBB       2,132,270
       5,125  5.500%, 6/01/26                                              6/15 at 100.00         BBB       5,283,875
---------------------------------------------------------------------------------------------------------------------
       7,700 Total Consumer Staples                                                                         7,929,405
---------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.4%

             Loudoun County Industrial Development Authority, Virginia,
             Revenue Refunding Bonds, George Washington University,
             Series 1992:
         500  6.250%, 5/15/12                                              5/06 at 100.00          A2         507,105
       2,225  6.250%, 5/15/22                                              5/06 at 100.00          A2       2,256,617

       1,135 Prince William County Industrial Development Authority,      10/13 at 101.00          A3       1,203,055
              Virginia, Educational Facilities Revenue Bonds, Catholic
              Diocese of Arlington, Series 2003, 5.500%, 10/01/33

       2,000 Prince William County Park Authority, Virginia, Park         10/09 at 101.00          A3       2,151,480
              Facilities Revenue Refunding and Improvement Bonds, Series
              1999, 6.000%, 10/15/28

         300 Puerto Rico Industrial, Tourist, Educational, Medical and     9/11 at 100.00         BBB         308,436
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Bonds, University of the Sacred
              Heart, Series 2001, 5.250%, 9/01/31

         800 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00        BBB-         841,080
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System, Series 2002, 5.375%, 12/01/21

       1,500 Rockbridge County Industrial Development Authority,           7/11 at 100.00          B2       1,507,860
              Virginia, Horse Center Revenue Refunding Bonds, Series
              2001C, 6.850%, 7/15/21

         590 The Rector and Visitors of the University of Virginia,        6/15 at 100.00         AAA         640,711
              General Revenue Bonds, Series 2005, 5.000%, 6/01/18

       1,250 University of Puerto Rico, University System Revenue Bonds,   6/10 at 100.00         AAA       1,357,050
              Series 2000O, 5.750%, 6/01/19 - MBIA Insured

       2,500 Virginia College Building Authority, Educational Facilities     No Opt. Call         Aa1       2,707,100
              Revenue Bonds, Public Higher Education Financing Program,
              Series 2004B, 5.000%, 9/01/13

         420 Virginia College Building Authority, Educational Facilities   7/06 at 100.00          AA         420,827
              Revenue Bonds, Washington and Lee University, Series 1994,
              5.750%, 1/01/14

       1,250 Virginia College Building Authority, Educational Facilities   7/08 at 101.00          AA       1,280,612
              Revenue Refunding Bonds, Marymount University, Series
              1998, 5.125%, 7/01/28 - RAAI Insured
---------------------------------------------------------------------------------------------------------------------
      14,470 Total Education and Civic Organizations                                                       15,181,933
---------------------------------------------------------------------------------------------------------------------
             Health Care - 6.9%

       1,500 Albemarle County Industrial Development Authority,           10/12 at 100.00          A2       1,549,320
              Virginia, Hospital Revenue Bonds, Martha Jefferson
              Hospital, Series 2002, 5.250%, 10/01/35

         280 Fairfax County Industrial Development Authority, Virginia,      No Opt. Call         AA+         302,996
              Hospital Revenue Refunding Bonds, Inova Health System,
              Series 1993A, 5.000%, 8/15/23

       2,000 Fredericksburg Industrial Development Authority, Virginia,    6/07 at 102.00         AAA       2,077,980
              Hospital Facilities Revenue Refunding Bonds, MediCorp
              Health System Obligated Group, Series 1996, 5.250%,
              6/15/23 - AMBAC Insured

       1,375 Fredericksburg Industrial Development Authority, Virginia,    6/12 at 100.00          A3       1,409,072
              Revenue Bonds, MediCorp Health System, Series 2002B,
              5.125%, 6/15/33

       3,250 Hanover County Industrial Development Authority, Virginia,      No Opt. Call         AAA       3,852,453
              Hospital Revenue Bonds, Memorial Regional Medical Center,
              Series 1995, 6.375%, 8/15/18 - MBIA Insured

       2,000 Henrico County Economic Development Authority, Virginia,     11/12 at 100.00          A-       2,108,700
              Revenue Bonds, Bon Secours Health System Inc., Series
              2002A, 5.600%, 11/15/30

       2,320 Manassas Industrial Development Authority, Virginia,          4/13 at 100.00          A2       2,418,113
              Hospital Revenue Bonds, Prince William Hospital, Series
              2002, 5.250%, 4/01/33

----
28

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

             Medical College of Virginia Hospital Authority, General
             Revenue Bonds, Series 1998:
  $      500  5.250%, 7/01/14 - MBIA Insured                               7/08 at 102.00         AAA $       527,135
       2,000  5.125%, 7/01/23 - MBIA Insured                               7/08 at 102.00         AAA       2,075,660

       2,785 Roanoke Industrial Development Authority, Virginia,           7/12 at 100.00         AAA       3,011,114
              Hospital Revenue Bonds, Carilion Health System, Series
              2002A, 5.500%, 7/01/19 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------
      18,010 Total Health Care                                                                             19,332,543
---------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.6%

       1,105 Arlington County Industrial Development Authority,           11/10 at 102.00         AAA       1,188,041
              Virginia, Multifamily Housing Mortgage Revenue Bonds,
              Berkeley Apartments, Series 2000, 5.850%, 12/01/20
              (Alternative Minimum Tax)

         955 Arlington County Industrial Development Authority,            5/10 at 100.00         Aaa       1,002,177
              Virginia, Multifamily Housing Revenue Bonds, Patrick Henry
              Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put
              11/01/20) (Alternative Minimum Tax)

       1,020 Chesterfield County Industrial Development Authority,         4/12 at 102.00         Aa2       1,063,717
              Virginia, GNMA Mortgage-Backed Securities Program
              Multifamily Housing Revenue Bonds, Fore Courthouse Senior
              Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative
              Minimum Tax)

             Danville Industrial Development Authority, Virginia,
             Student Housing Revenue Bonds, Collegiate Housing
             Foundation, Averett College, Series 1999A:
         680  6.875%, 6/01/20                                              6/09 at 102.00         N/R         673,819
       1,910  7.000%, 6/01/30                                              6/09 at 102.00         N/R       1,893,211

       1,200 Fairfax County Redevelopment and Housing Authority,           9/06 at 102.00         AAA       1,231,776
              Virginia, FHA-Insured Elderly Housing Mortgage Revenue
              Refunding Bonds, Little River Glen, Series 1996, 6.100%,
              9/01/26

       3,665 Henrico County Economic Development Authority, Virginia,      7/09 at 102.00         AAA       3,984,478
              GNMA Mortgage-Backed Securities Program Assisted Living
              Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39

       1,000 Lynchburg Redevelopment and Housing Authority, Virginia,      4/10 at 102.00         AAA       1,040,330
              Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A,
              6.200%, 1/20/40 (Alternative Minimum Tax)

       2,900 Virginia Beach Development Authority, Virginia, Multifamily  10/14 at 102.00         N/R       3,108,974
              Residential Rental Housing Revenue Bonds, Hamptons and
              Hampton Court Apartments, Series 1999, 7.500%, 10/01/39
              (Alternative Minimum Tax)

         610 Virginia Housing Development Authority, Rental Housing        6/06 at 100.00         AA+         611,183
              Bonds, Series 2001L, 5.000%, 12/01/20
---------------------------------------------------------------------------------------------------------------------
      15,045 Total Housing/Multifamily                                                                     15,797,706
---------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.9%

         840 Puerto Rico Housing Finance Authority, Mortgage-Backed        6/13 at 100.00         AAA         842,486
              Securities Program Home Mortgage Revenue Bonds, Series
              2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

       4,500 Virginia Housing Development Authority, Commonwealth          7/11 at 100.00         AAA       4,648,905
              Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 - MBIA
              Insured
---------------------------------------------------------------------------------------------------------------------
       5,340 Total Housing/Single Family                                                                    5,491,391
---------------------------------------------------------------------------------------------------------------------
             Industrials - 1.5%

       2,250 Charles County Industrial Development Authority, Virginia,      No Opt. Call         BBB       2,291,760
              Solid Waste Disposal Facility Revenue Refunding Bonds, USA
              Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
              (Alternative Minimum Tax)

       2,000 Henrico County Industrial Development Authority, Virginia,      No Opt. Call         BB-       1,939,700
              Solid Waste Disposal Revenue Bonds, Browning-Ferris
              Industries of South Atlantic Inc., Series 1996A, 5.450%,
              1/01/14 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
       4,250 Total Industrials                                                                              4,231,460
---------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.3%

         500 Fairfax County Redevelopment and Housing Authority,          12/06 at 103.00         AAA         518,760
              Virginia, FHA-Insured Multifamily Housing Revenue
              Refunding Bonds, Paul Spring Retirement Center, Series
              1996A, 6.000%, 12/15/28

         530 Henrico County Industrial Development Authority, Virginia,    7/06 at 100.00         AAA         531,060
              FHA-Insured Nursing Facilities Mortgage Revenue Refunding
              Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%,
              7/01/19
---------------------------------------------------------------------------------------------------------------------
       1,030 Total Long-Term Care                                                                           1,049,820
---------------------------------------------------------------------------------------------------------------------

----
29

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Materials - 0.9%

  $    2,500 Bedford County Industrial Development Authority, Virginia,    2/08 at 102.00          B2 $     2,473,250
              Industrial Development Revenue Refunding Bonds, Nekoosa
              Packaging Corporation, Series 1998, 5.600%, 12/01/25
              (Alternative Minimum Tax) (5)
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 17.6%

       1,100 Alexandria, Virginia, General Obligation Bonds, Series          No Opt. Call         AAA       1,196,382
              2004B, 5.000%, 6/15/13

       1,955 Arlington County, Virginia, General Obligation Bonds,         5/15 at 100.00         AAA       2,140,275
              Series 2005, 5.000%, 5/15/16

       2,500 Bristol, Virginia, General Obligation Bonds, Series 2003,     3/13 at 100.00         AAA       2,651,800
              5.000%, 3/01/25 - FSA Insured

       1,285 Charlottesville, Virginia, General Obligation Public            No Opt. Call         AAA       1,200,331
              Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13

       3,640 Chesapeake, Virginia, General Obligation Bonds, Series       12/14 at 101.00          AA       3,939,135
              2004, 5.000%, 12/01/20

         480 Chesterfield County, Virginia, General Obligation Public      1/11 at 100.00         AAA         506,251
              Improvement Bonds, Series 2001, 5.000%, 1/15/21

       1,000 Harrisonburg, Virginia, General Obligation Public            12/10 at 102.00         AAA       1,108,300
              Recreational Facility Revenue Bonds, Series 2000, 5.750%,
              12/01/29 - FSA Insured

       2,000 Henrico County, Virginia, General Obligation Bonds, Series    7/15 at 100.00         AAA       2,191,780
              2005, 5.000%, 7/15/16

         375 Loudoun County, Virginia, General Obligation Public           5/12 at 100.00         AAA         405,409
              Improvement Bonds, Series 2002A, 5.250%, 5/01/20

       2,220 Loudoun County, Virginia, General Obligation Public             No Opt. Call         AAA       2,424,573
              Improvement Bonds, Series 2005A, 5.000%, 7/01/14

       2,000 Loudoun County, Virginia, General Obligation Public           6/15 at 100.00         AAA       2,180,020
              Improvement Bonds, Series 2005B, 5.000%, 6/01/18

       1,185 Lynchburg, Virginia, General Obligation Bonds, Series 2004,   6/14 at 100.00          AA       1,271,446
              5.000%, 6/01/20

       2,355 Newport News, Virginia, General Obligation Bonds, General     7/13 at 100.00          AA       2,518,107
              Improvement and Water Projects, Series 2002A, 5.000%,
              7/01/18

             Newport News, Virginia, General Obligation Bonds, Series
             2003B:
       1,630  5.000%, 11/01/15                                            11/13 at 100.00          AA       1,759,406
       1,805  5.000%, 11/01/17                                            11/13 at 100.00          AA       1,937,361

       1,250 Newport News, Virginia, General Obligation Bonds, Series      7/14 at 101.00          AA       1,361,075
              2004A, 5.000%, 7/15/16

         500 Norfolk, Virginia, General Obligation Bonds, Series 2000,     7/10 at 101.00         AAA         532,560
              5.250%, 7/01/20 - FGIC Insured

       1,555 Northern Mariana Islands, General Obligation Bonds, Series    6/10 at 100.00           A       1,644,661
              2000A, 6.000%, 6/01/20 - ACA Insured

       1,000 Pittsylvania County, Virginia, General Obligation Bonds,      3/11 at 102.00           A       1,056,270
              Series 2001B, 5.125%, 3/01/23

       2,240 Portsmouth, Virginia, General Obligation Bonds, Series          No Opt. Call         AAA       2,415,638
              2003, 5.000%, 7/01/12 - FSA Insured

       2,000 Portsmouth, Virginia, General Obligation Bonds, Series          No Opt. Call         AAA       2,187,000
              2005A, 5.000%, 4/01/15 - MBIA Insured

             Richmond, Virginia, General Obligation Bonds, Series 2005A:
       3,195  5.000%, 7/15/17 - FSA Insured                                7/15 at 100.00         AAA       3,471,368
       2,000  5.000%, 7/15/20 - FSA Insured                                7/15 at 100.00         AAA       2,159,120

       1,415 Roanoke, Virginia, General Obligation Bonds, Series 2006A,    2/16 at 100.00         AAA       1,532,954
              5.000%, 2/01/21 - MBIA Insured

       1,000 Roanoke, Virginia, General Obligation Public Improvement     10/12 at 101.00          AA       1,075,040
              Bonds, Series 2002A, 5.000%, 10/01/17

       1,530 Suffolk, Virginia, General Obligation Bonds, Series 2005,    12/15 at 100.00         Aa2       1,670,225
              5.000%, 12/01/16

       1,900 Virginia Beach, Virginia, General Obligation Bonds, Series    1/16 at 100.00         AA+       2,057,776
              2005, 5.000%, 1/15/20

       1,000 Virginia Beach, Virginia, General Obligation Public           6/11 at 101.00         AA+       1,066,090
              Improvement Bonds, Series 2001, 5.000%, 6/01/20
---------------------------------------------------------------------------------------------------------------------
      46,115 Total Tax Obligation/General                                                                  49,660,353
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 22.9%

             Buena Vista Public Recreational Facilities Authority,
             Virginia, Lease Revenue Bonds, Golf Course Project, Series
             2005A:
         670  5.250%, 7/15/25 - ACA Insured                                7/15 at 100.00           A         709,389
         520  5.500%, 7/15/35 - ACA Insured                                7/15 at 100.00           A         551,845

       1,000 Caroline County Industrial Development Authority, Virginia,   6/12 at 102.00         Aaa       1,060,580
              Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 - AMBAC
              Insured

----
30

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

  $    5,000 Commonwealth Transportation Board of Virginia, Federal          No Opt. Call          AA $     5,471,700
              Highway Reimbursement Anticipation Notes, Series 2005,
              5.000%, 9/28/15

       1,000 Culpeper Industrial Development Authority, Virginia, Lease    1/15 at 100.00         AAA       1,075,730
              Revenue Bonds, School Facilities Project, Series 2005,
              5.000%, 1/01/18 - MBIA Insured

       1,090 Dinwiddie County Industrial Development Authority,            2/14 at 100.00         AAA       1,184,525
              Virginia, Lease Revenue Bonds, Series 2004B, 5.125%,
              2/15/15 - MBIA Insured

       1,500 Fairfax County Economic Development Authority, Virginia,      6/13 at 101.00         AA+       1,624,380
              Lease Revenue Bonds, Laurel Hill Public Facilities
              Projects, Series 2003, 5.000%, 6/01/14

       1,915 Front Royal and Warren County Industrial Development          4/14 at 100.00         AAA       2,053,455
              Authority, Virginia, Lease Revenue Bonds, Series 2004B,
              5.000%, 4/01/17 - FSA Insured

             Greater Richmond Convention Center Authority, Virginia,
             Hotel Tax Revenue Bonds, Series 2005:
       3,950  5.000%, 6/15/17 - MBIA Insured                               6/15 at 100.00         AAA       4,260,312
       1,130  5.000%, 6/15/22 - MBIA Insured                               6/15 at 100.00         AAA       1,205,642

             Hampton Roads Regional Jail Authority, Virginia, Revenue
             Bonds, Regional Jail Facility, Series 2004:
       2,020  5.000%, 7/01/17 - MBIA Insured                               7/14 at 100.00         AAA       2,169,379
       1,625  5.000%, 7/01/18 - MBIA Insured                               7/14 at 100.00         AAA       1,742,195

             James City County Economic Development Authority, Virginia,
             Revenue Bonds, County Government Projects, Series 2005:
       1,155  5.000%, 7/15/17                                              7/15 at 100.00         AA-       1,249,248
       1,210  5.000%, 7/15/18                                              7/15 at 100.00         AA-       1,306,268

       1,840 Loudoun County Industrial Development Authority, Virginia,    3/13 at 100.00         AA+       1,962,489
              Lease Revenue Refunding Bonds, Public Facility Project,
              Series 2003, 5.000%, 3/01/19

         575 Loudoun County, Virginia, Certificates of Participation,        No Opt. Call         AAA         628,510
              Series 1990E, 7.200%, 10/01/10 - AMBAC Insured

         675 Norfolk Redevelopment and Housing Authority, Virginia,       11/09 at 102.00         AA+         729,682
              Educational Facility Revenue Bonds, Community College
              System - Tidewater Community College Downtown Campus,
              Series 1999, 5.500%, 11/01/19

       1,000 Northampton County and Town Joint Industrial Development      2/13 at 101.00          AA       1,032,310
              Authority, Virginia, Lease Revenue Bonds, County Capital
              Projects, Series 2002, 5.000%, 2/01/33 - RAAI Insured

         200 Prince William County Industrial Development Authority,       8/06 at 102.00         Aa3         204,282
              Virginia, Lease Revenue Bonds, ATCC Project, Series 1996,
              6.000%, 2/01/14

             Prince William County, Virginia, Certificates of
             Participation, County Facilities, Series 2005:
       1,100  5.000%, 6/01/20 - AMBAC Insured                              6/15 at 100.00         Aaa       1,178,628
       1,930  5.000%, 6/01/21 - AMBAC Insured                              6/15 at 100.00         Aaa       2,064,888

       1,575 Prince William County, Virginia, Lease Participation          6/12 at 100.00         Aa2       1,696,039
              Certificates, Series 2002, 5.250%, 12/01/18

             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         135  5.250%, 7/01/27                                              7/12 at 100.00         BBB         141,969
         480  5.250%, 7/01/36                                              7/12 at 100.00         BBB         504,230

       1,500 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA       1,738,380
              Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
              MBIA Insured

       1,645 Spotsylvania County Industrial Development Authority,         8/13 at 100.00         AAA       1,767,964
              Virginia, Lease Revenue Bonds, School Facilities, Series
              2003B, 5.125%, 8/01/23 - AMBAC Insured

       2,000 Spotsylvania County Industrial Development Authority,         1/13 at 100.00         AAA       2,121,400
              Virginia, Lease Revenue Bonds, School Facilities, Series
              2003, 5.000%, 1/15/23 - AMBAC Insured

       2,000 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB       2,222,380
              Taxes Loan Note, Series 1999A, 6.500%, 10/01/24

       1,700 Virginia Beach Development Authority, Public Facilities       5/15 at 100.00          AA       1,849,141
              Revenue Bonds, Series 2005A, 5.000%, 5/01/16

       2,000 Virginia College Building Authority, Educational Facilities   2/12 at 100.00         AA+       2,115,120
              Revenue Bonds, 21st Century College Program, Series 2002A,
              5.000%, 2/01/22

       2,000 Virginia Public Building Authority, Public Facilities           No Opt. Call         AA+       2,137,020
              Revenue Bonds, Series 2004B, 5.000%, 8/01/11

       2,750 Virginia Public Building Authority, Public Facilities           No Opt. Call         AA+       3,002,918
              Revenue Bonds, Series 2005A, 5.000%, 8/01/15

----
31

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

  $    1,000 Virginia Public School Authority, School Financing Bonds,     8/11 at 101.00         AA+    $     1,072,350
              1997 Resolution, Series 2001A, 5.000%, 8/01/16

       2,550 Virginia Public School Authority, School Financing Bonds,       No Opt. Call         AA+          2,756,550
              1997 Resolution, Series 2004C, 5.000%, 8/01/13

       1,360 Virginia Public School Authority, School Financing Bonds,     8/15 at 100.00         AA+          1,475,777
              1997 Resolution, Series 2005C, 5.000%, 8/01/17

             Virginia Resources Authority, Infrastructure Revenue Bonds,
             Pooled Loan Bond Program, Series 2002A:
       1,650  5.000%, 5/01/20                                              5/11 at 101.00          AA          1,754,363
         620  5.000%, 5/01/21                                              5/11 at 101.00          AA            656,723

       2,340 Virginia Transportation Board, Transportation Revenue         5/14 at 100.00         AA+          2,536,396
              Bonds, U.S. Route 58 Corridor Development Program, Series
              2004B, 5.000%, 5/15/15

       1,500 Virginia Transportation Board, Transportation Revenue         5/07 at 101.00         AA+          1,542,390
              Refunding Bonds, U.S. Route 58 Corridor Development
              Program, Series 1997C, 5.125%, 5/15/19
------------------------------------------------------------------------------------------------------------------------
      59,910 Total Tax Obligation/Limited                                                                     64,556,547
------------------------------------------------------------------------------------------------------------------------
             Transportation - 8.0%

       2,310 Capital Region Airport Authority, Richmond, Virginia,         7/15 at 100.00         AAA          2,459,734
              Revenue Bonds, Richmond International Airport, Series
              2005A, 5.000%, 7/01/22 - FSA Insured

       1,250 Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake     7/09 at 101.00        Baa1          1,322,475
              Expressway, Series 1999A, 5.625%, 7/15/19

         900 Metropolitan District of Columbia Airports Authority,        10/07 at 101.00         Aa3            924,327
              Virginia, Airport System Revenue Bonds, Series 1997B,
              5.500%, 10/01/23 (Alternative Minimum Tax)

         225 Metropolitan District of Columbia Airports Authority,        10/08 at 101.00         Aa3            229,797
              Virginia, Airport System Revenue Bonds, Series 1998A,
              5.000%, 10/01/28

             Metropolitan Washington D.C. Airports Authority, Airport
             System Revenue Bonds, Series 2001B:
       1,475  5.000%, 10/01/26 - MBIA Insured                             10/11 at 101.00         AAA          1,535,814
       1,250  5.000%, 10/01/31 - MBIA Insured                             10/11 at 101.00         AAA          1,297,175

       3,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds,   7/11 at 100.00         AAA          3,124,080
              Series 2001A, 5.125%, 7/01/31 - FGIC Insured

             Pocahontas Parkway Association, Virginia, Senior Lien
             Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
       5,000  0.000%, 8/15/16                                               8/08 at 64.81         BB-          2,828,400
       1,500  5.500%, 8/15/28                                              8/08 at 102.00         BB-          1,544,130

       1,750 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00         CCC          1,434,528
              Bonds, American Airlines Inc., Series 1996A, 6.250%,
              6/01/26 (Alternative Minimum Tax)

       1,730 Richmond Metropolitan Authority, Virginia, Revenue              No Opt. Call         AAA          1,975,608
              Refunding Bonds, Expressway System, Series 1998, 5.250%,
              7/15/22 - FGIC Insured

       1,485 Richmond Metropolitan Authority, Virginia, Revenue              No Opt. Call         AAA          1,695,825
              Refunding Bonds, Expressway System, Series 2002, 5.250%,
              7/15/22 - FGIC Insured

       1,000 Virginia Port Authority, Revenue Bonds, Port Authority        7/07 at 101.00         AAA          1,030,820
              Facilities, Series 1997, 5.500%, 7/01/24 - MBIA Insured
              (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Airports Revolving Fund         2/11 at 100.00         Aa2          1,059,790
              Revenue Bonds, Series 2001A, 5.250%, 8/01/23
------------------------------------------------------------------------------------------------------------------------
      23,875 Total Transportation                                                                             22,462,503
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 12.5% (3)

       2,000 Alexandria Industrial Development Authority, Virginia,        1/09 at 101.00         A1 (3)       2,142,340
              Educational Facilities Revenue Bonds, Episcopal High
              School, Series 1999, 5.875%, 1/01/29 (Pre-refunded 1/01/09)

       1,500 Alexandria Industrial Development Authority, Virginia,       10/10 at 101.00         AAA          1,664,550
              Fixed Rate Revenue Bonds, Institute for Defense Analyses,
              Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) -
              AMBAC Insured

         750 Bristol, Virginia, General Obligation Utility System            No Opt. Call         AAA            829,448
              Revenue Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured
              (ETM)

       2,140 Brunswick County Industrial Development Authority,            7/06 at 102.00         AAA          2,198,208
              Virginia, Lease Revenue Bonds, State Correctional
              Facility, Series 1996, 5.500%, 7/01/17 (Pre-refunded
              7/01/06) - MBIA Insured

----
32

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)              Value
------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

  $      150 Fairfax County Water Authority, Virginia, Water Revenue       4/07 at 102.00         AAA    $       157,122
              Refunding Bonds, Series 1992, 6.000%, 4/01/22
              (Pre-refunded 4/01/07)

             Fairfax County Water Authority, Virginia, Water Revenue
             Refunding Bonds, Series 2002:
       1,810  5.375%, 4/01/21 (Pre-refunded 4/01/12)                       4/12 at 100.00         AAA          1,984,792
         200  5.000%, 4/01/27 (Pre-refunded 4/01/12)                       4/12 at 100.00         AAA            215,244

       1,030 Greater Richmond Convention Center Authority, Virginia,       6/10 at 101.00         AAA          1,144,073
              Hotel Tax Revenue Bonds, Convention Center Expansion
              Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded
              6/15/10)

       1,685 Hampton, Virginia, General Obligation Public Improvement      2/10 at 102.00         AA (3)       1,869,036
              Bonds, Series 2000, 6.000%, 2/01/20 (Pre-refunded 2/01/10)

       1,450 Loudoun County Industrial Development Authority, Virginia,    6/12 at 101.00        BBB (3)       1,635,658
              Hospital Revenue Bonds, Loudoun Hospital Center, Series
              2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)

       1,750 Loudoun County, Virginia, General Obligation Public           5/12 at 100.00         AAA          1,910,738
              Improvement Bonds, Series 2002A, 5.250%, 5/01/20
              (Pre-refunded 5/01/12)

       1,000 Middlesex County Industrial Development Authority,            8/09 at 102.00         AAA          1,099,540
              Virginia, Lease Revenue Bonds, School Facilities Project,
              Series 1999, 6.000%, 8/01/24 (Pre-refunded 8/01/09) - MBIA
              Insured

         940 Peninsula Ports Authority of Virginia, Healthcare             8/06 at 100.00        N/R (3)         951,553
              Facilities Revenue Refunding Bonds, Mary Immaculate
              Hospital, Series 1994, 7.000%, 8/01/17 (Pre-refunded
              8/01/06)

       1,000 Portsmouth, Virginia, Golf Course System Revenue Bonds,       5/07 at 102.00         AA (3)       1,037,950
              Series 1998, 5.000%, 5/01/23 (Pre-refunded 5/01/07) - RAAI
              Insured

       4,335 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00         AAA          5,583,307
              DRIVERS, Series 147, 10.145%, 7/01/19 (Pre-refunded
              7/01/10) (IF)

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00         AAA          1,098,240
              Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded
              7/01/10) - MBIA Insured

             Puerto Rico Infrastructure Financing Authority, Special
             Obligation Bonds, Series 2000A:
         500  5.500%, 10/01/32 (ETM)                                      10/10 at 101.00         AAA            542,445
       1,500  5.500%, 10/01/40 (ETM)                                      10/10 at 101.00         AAA          1,626,015

             Puerto Rico Public Buildings Authority, Guaranteed
             Government Facilities Revenue Refunding Bonds, Series 2002D:
         365  5.250%, 7/01/27 (Pre-refunded 7/01/12)                       7/12 at 100.00        BBB (3)         396,164
       1,320  5.250%, 7/01/36 (Pre-refunded 7/01/12)                       7/12 at 100.00        BBB (3)       1,432,702

         935 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00         AAA            983,770
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded 7/01/10)

       1,000 Virginia Resources Authority, Clean Water State Revolving    10/10 at 100.00         AAA          1,090,490
              Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22
              (Pre-refunded 10/01/10)

             Virginia Resources Authority, Clean Water State Revolving
             Fund Revenue Bonds, Series 2000, RITES Series PA790R:
         500  10.401%, 10/01/14 (Pre-refunded 10/01/10) (IF)              10/10 at 100.00         AAA            643,625
         410  10.344%, 10/01/15 (Pre-refunded 10/01/10) (IF)              10/10 at 100.00         AAA            527,772
       1,900  10.401%, 10/01/16 (Pre-refunded 10/01/10) (IF)              10/10 at 100.00         AAA          2,445,775
------------------------------------------------------------------------------------------------------------------------
      31,170 Total U.S. Guaranteed                                                                            35,210,557
------------------------------------------------------------------------------------------------------------------------
             Utilities - 4.2%

             Bristol, Virginia, Utility System Revenue Refunding Bonds,
             Series 2003:
       1,115  5.000%, 7/15/17 - MBIA Insured                               7/13 at 100.00         AAA          1,194,065
       2,000  5.250%, 7/15/23 - MBIA Insured                               7/13 at 100.00         AAA          2,164,820

       2,000 Mecklenburg County Industrial Development Authority,         10/12 at 100.00          A3          2,244,020
              Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
              Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

       2,500 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA          2,654,075
              Series 2005RR, 5.000%, 7/01/35 - FGIC Insured

----
33

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
February 28, 2006

   Principal                                                                Optional Call
Amount (000)  Description                                                  Provisions (1) Ratings (2)           Value
---------------------------------------------------------------------------------------------------------------------
              Utilities (continued)

              Richmond, Virginia, Public Utility Revenue Refunding Bonds,
              Series 2002:
  $    1,600   5.000%, 1/15/27 - FSA Insured                               1/12 at 100.00         AAA $     1,667,280
       1,750   5.000%, 1/15/33 - FSA Insured                               1/12 at 100.00         AAA       1,818,968
---------------------------------------------------------------------------------------------------------------------
      10,965  Total Utilities                                                                              11,743,228
---------------------------------------------------------------------------------------------------------------------
              Water and Sewer - 6.4%

       2,045  Fairfax County Water Authority, Virginia, Water Revenue      4/07 at 102.00         AAA       2,139,275
               Refunding Bonds, Series 1992, 6.000%, 4/01/22

       1,000  Fairfax County Water Authority, Virginia, Water Revenue        No Opt. Call         AAA       1,117,870
               Refunding Bonds, Series 1997, 5.000%, 4/01/21

              Fairfax County Water Authority, Virginia, Water Revenue
              Refunding Bonds, Series 2002:
         115   5.375%, 4/01/21                                             4/12 at 100.00         AAA         124,991
         800   5.000%, 4/01/27                                             4/12 at 100.00         AAA         836,896

       1,395  Henry County Public Service Authority, Virginia, Water and     No Opt. Call         AAA       1,611,741
               Sewerage Revenue Refunding Bonds, Series 2001, 5.500%,
               11/15/19 - FSA Insured

       1,015  James City Service Authority, Virginia, Water and Sewerage   1/13 at 101.00         AAA       1,096,758
               Revenue Bonds, Series 2003, 5.000%, 1/15/15 - FSA Insured

       1,850  Leesburg, Virginia, Utility System Revenue Refunding Bonds,  7/07 at 102.00         AAA       1,922,317
               Series 1997, 5.125%, 7/01/22 - MBIA Insured

       2,325  Loudoun County Sanitation Authority, Virginia, Water and     1/15 at 100.00         AA+       2,470,776
               Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26

       1,900  Prince William County Service Authority, Virginia, Water     7/08 at 101.00         AAA       1,921,830
               and Sewerage System Revenue Refunding Bonds, Series 1997,
               4.750%, 7/01/29 - FGIC Insured

         750  Virginia Beach, Virginia, Storm Water Utility Revenue        9/10 at 101.00         Aa3         829,423
               Bonds, Series 2000, 6.000%, 9/01/20

       2,485  Virginia Resources Authority, Water and Sewerage System      5/11 at 101.00          AA       2,671,572
               Revenue Bonds, Caroline County Public Improvements
               Project, Series 2001, 5.250%, 5/01/21

       1,135  York County, Virginia, Sewer System Revenue Bonds, Series    6/15 at 101.00         Aaa       1,209,490
               2005, 5.000%, 6/01/29 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------
      16,815  Total Water and Sewer                                                                        17,952,939
---------------------------------------------------------------------------------------------------------------------
  $  257,195  Total Long-Term Investments (cost $261,351,274) - 96.9%                                     273,073,635
---------------------------------------------------------------------------------------------------------------------
------------
              Short-Term Investments - 1.4%

       3,900  Puerto Rico Government Development Bank, Adjustable                                 A-1       3,900,000
               Refunding Bonds, Variable Rate Demand Obligations, Series
               1985, 3.060%, 12/01/15 - MBIA Insured (4)
---------------------------------------------------------------------------------------------------------------------
  $    3,900  Total Short-Term Investments (cost $3,900,000)                                                3,900,000
---------------------------------------------------------------------------------------------------------------------
------------
              Total Investments (cost $265,251,274) - 98.3%                                               276,973,635
              -------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.7%                                                          4,840,124
              -------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                       $   281,813,759
              -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Investment is backed by an escrow or trust containing
                sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            (5) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bond's coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
            N/R Investment is not rated.
          (ETM) Investment is escrowed to maturity.
           (IF) Inverse floating rate investment.

----
34

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At February 28, 2006, the cost of investments was $265,020,747.

           Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $12,783,993
       Depreciation                                               (831,105)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $11,952,888
     ----------------------------------------------------------------------


----
35

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date April 28, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date April 28, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date April 28, 2006